UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: July 31, 2018

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

July 31, 2018

AEW Real Estate Fund

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA®	Class A NRFAX
J. Hall Jones, Jr., CFA®	Class C NRCFX
Gina Szymanski, CFA®	Class N NRFNX
AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

1  |

Average Annual Total Returns — July 31, 20183

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	5.71%	2.74%	7.86%	7.52%	—%	1.18%	1.00%

Class A (Inception 12/29/00)
NAV	5.60	2.49	7.59	7.26	—	1.43	1.25
With 5.75% Maximum Sales Charge	-0.45	-3.41	6.32	6.63	—

Class C (Inception 12/29/00)
NAV	5.10	1.67	6.78	6.46	—	2.18	2.00
With CDSC[1]	4.10	0.74	6.78	6.46	—

Class N (Inception 5/01/13)
NAV	5.72	2.86	7.99	—	6.25	1.01	0.95

Comparative Performance
MSCI U.S. REIT Index[2]	6.36	3.00	8.24	7.69	6.51

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2018 through July 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class A
Actual	$1,000.00	$1,056.00	$6.37
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class C
Actual	$1,000.00	$1,051.00	$10.17
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class N
Actual	$1,000.00	$1,057.20	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76
Class Y
Actual	$1,000.00	$1,057.10	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

5  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Adviser’s financial results and financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full

|  6

Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that through December 31, 2017, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
AEW Real Estate Fund	77%	64%	56%

The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third-party. The Board concluded that other factors relevant to performance supported renewal of the Agreements, including that: (1) the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and

7  |

consistent with the Fund’s investment objective and policies; and (2) the Fund’s net expense ratio was below the median for a peer group of funds.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Fund has an expense cap in place, and they considered the amounts waived or reimbursed by the Adviser for the Fund under its cap. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the

|  8

Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap, which had been reduced last year. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2019.

9  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.0% of Net Assets
Lodging — 1.5%
97,500	Extended Stay America, Inc.	$2,075,775

Real Estate Investment Trusts — 96.5%
	REITs – Apartments — 16.2%
89,600	American Campus Communities, Inc.	3,696,000
144,900	American Homes 4 Rent, Class A	3,208,086
42,000	AvalonBay Communities, Inc.	7,427,700
19,700	Camden Property Trust	1,824,023
94,100	Equity Residential	6,156,963

		22,312,772

	REITs – Diversified — 12.7%
77,100	American Assets Trust, Inc.	2,962,953
42,400	CyrusOne, Inc.	2,625,408
53,500	Digital Realty Trust, Inc.	6,495,970
3,200	Equinix, Inc.	1,405,696
63,000	Forest City Realty Trust, Inc., Class A	1,573,110
12,700	Vornado Realty Trust	913,384
47,500	Washington Real Estate Investment Trust	1,448,275

		17,424,796

	REITs – Health Care — 10.5%
189,100	HCP, Inc.	4,897,690
120,800	Healthcare Trust of America, Inc., Class A	3,300,256
99,400	Welltower, Inc.	6,222,440

		14,420,386

	REITs – Hotels — 5.3%
242,500	Host Hotels & Resorts, Inc.	5,077,950
96,600	RLJ Lodging Trust	2,182,194

		7,260,144

	REITs – Manufactured Homes — 1.8%
27,200	Equity Lifestyle Properties, Inc.	2,474,928

	REITs – Office Property — 10.4%
56,200	Boston Properties, Inc.	7,054,786
49,900	Douglas Emmett, Inc.	1,938,116
129,500	Empire State Realty Trust, Inc., Class A	2,158,765
161,800	Piedmont Office Realty Trust, Inc., Class A	3,200,404

		14,352,071

	REITs – Regional Malls — 11.9%
135,000	Pennsylvania Real Estate Investment Trust	1,433,700
68,800	Simon Property Group, Inc.	12,123,248
42,900	Tanger Factory Outlet Centers, Inc.	1,023,165
28,100	Taubman Centers, Inc.	1,743,605

		16,323,718

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of July 31, 2018 (Unaudited)

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 5.8%
63,800	Acadia Realty Trust	$1,727,704
24,400	Federal Realty Investment Trust	3,062,200
254,700	Retail Properties of America, Inc., Class A	3,196,485

		7,986,389

	REITs – Single Tenant — 4.8%
77,588	Easterly Government Properties, Inc.	1,470,292
23,200	National Retail Properties, Inc.	1,034,952
78,700	STORE Capital Corp.	2,160,315
92,900	VICI Properties, Inc.	1,890,515

		6,556,074

	REITs – Storage — 6.5%
121,100	CubeSmart	3,676,596
24,200	Public Storage	5,271,486

		8,948,082

	REITs – Warehouse/Industrials — 10.6%
159,800	Duke Realty Corp.	4,653,376
87,400	ProLogis, Inc.	5,735,188
135,000	Rexford Industrial Realty, Inc.	4,136,400

		14,524,964

	Total Real Estate Investment Trusts	132,584,324

	Total Common Stocks (Identified Cost $115,590,626)	134,660,099

Principal Amount
Short-Term Investments — 2.1%
$2,921,222	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2018 at 1.100% to be repurchased at $2,921,311 on 8/01/2018 collateralized by $3,080,000 U.S. Treasury Note, 2.250% due 10/31/2024 valued at $2,980,544 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,921,222)	2,921,222

	Total Investments — 100.1% (Identified Cost $118,511,848)	137,581,321
	Other Assets Less Liabilities — (0.1)%	(108,990)

	Net Assets — 100.0%	$137,472,331

(†)	See Note 2 of Notes to Financial Statements.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

AEW Real Estate Fund – (continued)

Industry Summary at July 31, 2018 (Unaudited)

REITs – Apartments	16.2%
REITs – Diversified	12.7
REITs – Regional Malls	11.9
REITs – Warehouse/Industrials	10.6
REITs – Health Care	10.5
REITs – Office Property	10.4
REITs – Storage	6.5
REITs – Shopping Centers	5.8
REITs – Hotels	5.3
REITs – Single Tenant	4.8
Other Investments, less than 2% each	3.3
Short-Term Investments	2.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Statement of Assets and Liabilities

July 31, 2018 (Unaudited)

ASSETS
Investments at cost	$118,511,848
Net unrealized appreciation	19,069,473

Investments at value	137,581,321
Receivable for Fund shares sold	67,256
Receivable for securities sold	345,728
Dividends and interest receivable	27,242
Prepaid expenses (Note 7)	172

TOTAL ASSETS	138,021,719

LIABILITIES
Payable for securities purchased	110,672
Payable for Fund shares redeemed	155,758
Management fees payable (Note 5)	72,911
Deferred Trustees’ fees (Note 5)	120,257
Administrative fees payable (Note 5)	4,551
Payable to distributor (Note 5d)	3,377
Other accounts payable and accrued expenses	81,862

TOTAL LIABILITIES	549,388

NET ASSETS	$137,472,331

NET ASSETS CONSIST OF:
Paid-in capital	$116,658,216
Undistributed net investment income	148,687
Accumulated net realized gain on investments	1,595,955
Net unrealized appreciation on investments	19,069,473

NET ASSETS	$137,472,331

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$42,838,777

Shares of beneficial interest	2,885,128

Net asset value and redemption price per share	$14.85

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.76

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,099,055

Shares of beneficial interest	140,652

Net asset value and offering price per share	$14.92

Class N shares:
Net assets	$6,995,071

Shares of beneficial interest	506,303

Net asset value, offering and redemption price per share	$13.82

Class Y shares:
Net assets	$85,539,428

Shares of beneficial interest	6,206,211

Net asset value, offering and redemption price per share	$13.78

See accompanying notes to financial statements.

13  |

Statement of Operations

For the Six Months Ended July 31, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$1,984,611
Interest	6,163

1,990,774

Expenses
Management fees (Note 5)	527,223
Service and distribution fees (Note 5)	66,270
Administrative fees (Note 5)	29,106
Trustees’ fees and expenses (Note 5)	10,660
Transfer agent fees and expenses (Notes 5 and 6)	122,134
Audit and tax services fees	32,519
Custodian fees and expenses	6,018
Legal fees	1,420
Registration fees	30,047
Shareholder reporting expenses	19,738
Miscellaneous expenses (Note 7)	8,636

Total expenses	853,771
Less waiver and/or expense reimbursement (Note 5)	(130,128)

Net expenses	723,643

Net investment income	1,267,131

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	1,678,823
Capital gain distributions received (Note 2)	361,151
Net change in unrealized appreciation (depreciation) on:
Investments	3,784,441

Net realized and unrealized gain on investments	5,824,415

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,091,546

See accompanying notes to financial statements.

|  14

Statement of Changes in Net Assets

	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
FROM OPERATIONS:
Net investment income	$1,267,131	$2,699,773
Net realized gain on investments	2,039,974	13,327,936
Net change in unrealized appreciation (depreciation) on investments	3,784,441	(14,046,604)

Net increase in net assets resulting from operations	7,091,546	1,981,105

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(255,349)	(697,329)
Class C	(1,863)	(29,573)
Class N	(57,632)	(120,699)
Class Y	(687,136)	(1,762,836)
Net realized capital gains
Class A	(859,996)	(3,636,324)
Class C	(93,504)	(399,110)
Class N	(159,936)	(547,685)
Class Y	(2,004,139)	(8,277,844)

Total distributions	(4,119,555)	(15,471,400)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(6,979,877)	(42,959,492)

Net decrease in net assets	(4,007,886)	(56,449,787)
NET ASSETS
Beginning of the period	141,480,217	197,930,004

End of the period	$137,472,331	$141,480,217

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$148,687	$(116,464)

See accompanying notes to financial statements.

15  |

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014
Net asset value, beginning of the period	$14.49		$15.84		$15.93		$18.51		$15.20		$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.24		0.18		0.22		0.20		0.19
Net realized and unrealized gain (loss)	0.64		(0.14)		1.33		(1.33)		4.57		0.06

Total from Investment Operations	0.76		0.10		1.51		(1.11)		4.77		0.25

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.22)		(0.22)		(0.18)		(0.20)		(0.25)
Net realized capital gains	(0.31)		(1.23)		(1.38)		(1.29)		(1.26)		(4.00)

Total Distributions	(0.40)		(1.45)		(1.60)		(1.47)		(1.46)		(4.25)

Net asset value, end of the period	$14.85		$14.49		$15.84		$15.93		$18.51		$15.20

Total return(b)	5.60	%(c)(d)	0.49	%(d)	9.51	%(d)	(6.21	)%(d)	32.94%		1.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$42,839		$41,189		$58,312		$56,344		$77,842		$68,470
Net expenses	1.25	%(e)(f)	1.29	%(f)(g)	1.35	%(f)	1.36	%(f)(h)	1.40	%(i)	1.36%
Gross expenses	1.46	%(e)	1.43%		1.38%		1.38%		1.40%		1.36%
Net investment income	1.77	%(e)	1.49%		1.06%		1.31%		1.23%		1.00%
Portfolio turnover rate	8%		11%		13%		17%		18%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(h)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(i)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014
Net asset value, beginning of the period	$14.54		$15.87		$15.95		$18.55		$15.23		$19.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.11		0.06		0.09		0.08		0.05
Net realized and unrealized gain (loss)	0.63		(0.12)		1.33		(1.33)		4.58		0.05

Total from Investment Operations	0.70		(0.01)		1.39		(1.24)		4.66		0.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.09)		(0.09)		(0.07)		(0.08)		(0.10)
Net realized capital gains	(0.31)		(1.23)		(1.38)		(1.29)		(1.26)		(4.00)

Total Distributions	(0.32)		(1.32)		(1.47)		(1.36)		(1.34)		(4.10)

Net asset value, end of the period	$14.92		$14.54		$15.87		$15.95		$18.55		$15.23

Total return(b)	5.10	%(c)(d)	(0.21	)%(d)	8.67	%(d)	(6.87	)%(d)	31.95%		1.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,099		$4,472		$7,307		$7,869		$10,432		$8,982
Net expenses	2.00	%(e)(f)	2.05	%(f)(g)	2.10	%(f)	2.11	%(f)(h)	2.15	%(i)	2.11%
Gross expenses	2.20	%(e)	2.18%		2.13%		2.13%		2.15%		2.11%
Net investment income	0.97	%(e)	0.71%		0.34%		0.55%		0.48%		0.27%
Portfolio turnover rate	8%		11%		13%		17%		18%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(h)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(i)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

See accompanying notes to financial statements.

17  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018		Year Ended January 31, 2017	Year Ended January 31, 2016		Year Ended January 31, 2015		Period Ended January 31, 2014*
Net asset value, beginning of the period	$13.52		$14.87		$15.05	$17.57		$14.48		$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.14		0.26		0.22	(0.17	)(b)	0.25		0.15
Net realized and unrealized gain (loss)	0.58		(0.11)		1.27	(0.81)		4.35		(1.64)

Total from Investment Operations	0.72		0.15		1.49	(0.98)		4.60		(1.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.27)		(0.29)	(0.25)		(0.25)		(0.22)
Net realized capital gains	(0.31)		(1.23)		(1.38)	(1.29)		(1.26)		(3.69)

Total Distributions	(0.42)		(1.50)		(1.67)	(1.54)		(1.51)		(3.91)

Net asset value, end of the period	$13.82		$13.52		$14.87	$15.05		$17.57		$14.48

Total return	5.72	%(c)(d)	0.88	%(d)	9.91%	(5.79	)%(d)	33.48	%(d)	(6.75	)%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,995		$6,865		$6,108	$4,513		$1		$1
Net expenses	0.95	%(e)(f)	0.97	%(f)(g)	0.97%	0.94	%(f)(h)	0.99	%(f)(i)	1.20	%(e)(f)
Gross expenses	1.01	%(e)	1.01%		0.97%	1.01%		9.79%		3.14	%(e)
Net investment income (loss)	2.09	%(e)	1.79%		1.38%	(1.14	)%(b)	1.60%		1.14	%(e)
Portfolio turnover rate	8%		11%		13%	17%		18%		17%

*	From commencement of Class on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(h)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(i)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.

See accompanying notes to financial statements.

|  18

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2018 (Unaudited)		Year Ended January 31, 2018		Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014
Net asset value, beginning of the period	$13.48		$14.84		$15.01		$17.54		$14.48		$18.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.25		0.21		0.25		0.23		0.23
Net realized and unrealized gain (loss)	0.59		(0.12)		1.27		(1.27)		4.33		0.05

Total from Investment Operations	0.72		0.13		1.48		(1.02)		4.56		0.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.26)		(0.27)		(0.22)		(0.24)		(0.30)
Net realized capital gains	(0.31)		(1.23)		(1.38)		(1.29)		(1.26)		(4.00)

Total Distributions	(0.42)		(1.49)		(1.65)		(1.51)		(1.50)		(4.30)

Net asset value, end of the period	$13.78		$13.48		$14.84		$15.01		$17.54		$14.48

Total return	5.71	%(b)(c)	0.73	%(c)	9.78	%(c)	(5.95	)%(c)	33.21%		2.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$85,539		$88,954		$126,203		$140,022		$176,555		$130,415
Net expenses	1.00	%(d)(e)	1.04	%(e)(f)	1.10	%(e)	1.11	%(e)(g)	1.15	%(h)	1.10%
Gross expenses	1.20	%(d)	1.18%		1.13%		1.13%		1.15%		1.10%
Net investment income	2.02	%(d)	1.71%		1.30%		1.55%		1.49%		1.24%
Portfolio turnover rate	8%		11%		13%		17%		18%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(g)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(h)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

See accompanying notes to financial statements.

19  |

Notes to Financial Statements

July 31, 2018 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is a series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

|  20

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about

21  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through July 31, 2018 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2018 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund

|  22

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations and short-term capital gains distributions from REITs. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2018 was as follows:

2018 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$2,559,422	$12,911,978	$15,471,400

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

23  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

As of July 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$118,511,848

Gross tax appreciation	$21,756,879
Gross tax depreciation	(2,687,406)

Net tax appreciation	$19,069,473

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2018, the Fund did not loan securities under this agreement.

|  24

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$134,660,099	$—	$—	$134,660,099
Short-Term Investments	—	2,921,222	—	2,921,222

Total	$134,660,099	$2,921,222	$—	$137,581,321

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2018, purchases and sales of securities (excluding short-term investments) were $10,807,577 and $21,399,486, respectively.

25  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2019, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended July 31, 2018, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.25%	2.00%	0.95%	1.00%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2018, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$527,223	$130,017	$397,206	0.80%	0.60%

[1]	Management fee waiver is subject to possible recovery until January 31, 2019.

|  26

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

No expenses were recovered during the six months ended July 31, 2018 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended July 31, 2018, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$48,422	$4,462	$13,386

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual

27  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Prior to July 1, 2018, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which was reevaluated on an annual basis.

For the six months ended July 31, 2018, the administrative fees for the Fund were $29,106.

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended July 31, 2018, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $100,917.

As of July 31, 2018, the Fund owes Natixis Distribution $3,377 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2018 amounted to $1,106.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors,

|  28

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2019 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended July 31, 2018, Natixis Advisors reimbursed the Fund $111 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis

29  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended July 31, 2018, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$37,790	$3,456	$111	$80,777

7.  Line of Credit.  Effective April 12, 2018, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Prior to April 12, 2018, the Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended July 31, 2018, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund had entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2018, $1,166 was rebated under these agreements.

|  30

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

Effective March 9, 2018, the brokerage commission recapture program was terminated.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2018, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	15.03%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

31  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
Class A	Shares	Amount	Shares	Amount
Issued from the sale of shares	397,231	$5,662,260	526,101	$8,267,520
Issued in connection with the reinvestment of distributions	71,627	956,442	253,455	3,820,533
Redeemed	(425,946)	(5,925,337)	(1,619,101)	(25,490,044)

Net change	42,912	$693,365	(839,545)	$(13,401,991)

Class C
Issued from the sale of shares	8,551	$118,026	31,020	$488,318
Issued in connection with the reinvestment of distributions	6,228	82,170	23,764	358,033
Redeemed	(181,747)	(2,609,604)	(207,627)	(3,281,081)

Net change	(166,968)	$(2,409,408)	(152,843)	$(2,434,730)

Class N
Issued from the sale of shares	39,732	$516,494	109,189	$1,596,006
Issued in connection with the reinvestment of distributions	17,490	217,568	47,550	668,384
Redeemed	(58,853)	(773,631)	(59,482)	(882,587)

Net change	(1,631)	$(39,569)	97,257	$1,381,803

Class Y
Issued from the sale of shares	622,704	$8,009,602	1,902,647	$28,038,632
Issued in connection with the reinvestment of distributions	194,669	2,416,053	603,181	8,461,659
Redeemed	(1,208,226)	(15,649,920)	(4,414,297)	(65,004,865)

Net change	(390,853)	$(5,224,265)	(1,908,469)	$(28,504,574)

Increase (decrease) from capital share transactions	(516,540)	$(6,979,877)	(2,803,600)	$(42,959,492)

|  32

Semiannual Report

July 31, 2018

Natixis Sustainable Future 2015 FundSM

Natixis Sustainable Future 2020 FundSM

Natixis Sustainable Future 2025 FundSM

Natixis Sustainable Future 2030 FundSM

Natixis Sustainable Future 2035 FundSM

Natixis Sustainable Future 2040 FundSM

Natixis Sustainable Future 2045 FundSM

Natixis Sustainable Future 2050 FundSM

Natixis Sustainable Future 2055 FundSM

Natixis Sustainable Future 2060 FundSM

NATIXIS SUSTAINABLE FUTURE FUNDSSM

Managers	Symbols
Mirova Global Sustainable Equity Segment	2015 Fund Class N NSFBX
Mirova Carbon Neutral U.S. Equity Segment	2020 Fund Class N NSFDX
Ostrum Asset Management U.S., LLC	2025 Fund Class N NSFEX
2030 Fund Class N NSFFX
AIA U.S. Large Cap Value ESG Segment	2035 Fund Class N NSFGX
Active Index Advisors, a division of Natixis Advisors, L.P.	2040 Fund Class N NSFHX
2045 Fund Class N NSFJX
Portfolio Allocations	2050 Fund Class N NSFKX
Wilshire Associates Incorporated	2055 Fund Class N NSFLX
2060 Fund Class N NSFMX

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.23%	7.36%	9.10%	3.84%	0.65%

Comparative Performance
S&P Target Date 2015® Index[1]	-0.40	5.63	6.86

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.28%	8.45%	10.39%	3.82%	0.65%

Comparative Performance
S&P Target Date 2020® Index[1]	-0.49	6.39	7.74

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

1  |

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.50%	9.39%	11.51%	4.61%	0.65%

Comparative Performance
S&P Target Date 2025® Index[1]	-0.64	7.56	8.97

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.65%	10.61%	13.05%	5.19%	0.65%

Comparative Performance
S&P Target Date 2030® Index[1]	-0.72	8.75	10.18

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.79%	11.61%	14.37%	5.13%	0.65%

Comparative Performance
S&P Target Date 2035® Index[1]	-0.84	9.83	11.31

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

|  2

NATIXIS SUSTAINABLE FUTURE FUNDSSM

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.95%	12.60%	15.45%	5.10%	0.65%

Comparative Performance
S&P Target Date 2040® Index[1]	-0.89	10.59	12.08

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.94%	13.22%	16.20%	6.01%	0.65%

Comparative Performance
S&P Target Date 2045® Index[1]	-0.97	10.95	12.49

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-1.08%	13.51%	16.56%	6.03%	0.65%

Comparative Performance
S&P Target Date 2050® Index[1]	-0.97	11.27	12.86

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

3  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-0.99%	13.60%	16.63%	6.01%	0.65%

Comparative Performance
S&P Target Date 2055® Index[1]	-1.01	11.37	12.99

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Average Annual Total Returns — July 31, 20182

				Expense Ratios[3]
	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-1.01%	13.54%	16.59%	6.00%	0.65%

Comparative Performance
S&P Target Date 2060® Index[1]	-1.00	11.60	13.20

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily. You may not invest directly in an index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 5/31/19. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense caps.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2018 through July 31, 2018. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$997.70	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.36%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$997.20	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$1.96

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$995.00	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.44%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  6

NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$993.50	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$992.10	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$2.71

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$990.50	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.58%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$990.60	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$989.20	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

7  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$990.10	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 2/1/2018	ENDING ACCOUNT VALUE 7/31/2018	EXPENSES PAID DURING PERIOD* 2/1/2018 – 7/31/2018
Class N
Actual	$1,000.00	$989.90	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.61%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

|  8

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-advisers, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2018. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, and the resources dedicated to the Funds by the Advisers and the Advisers’ affiliates.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also considered Wilshire’s specialized expertise in creating “glide paths” and providing investment allocation services.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

9  |

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of similarly categorized funds and the Funds’ performance benchmarks. Because the Funds commenced operations on February 28, 2017 and thus had not yet been in operation for a full year as of December 31, 2017, one-, three-, and five-year performance was not available, although the Board did consider the Fund’s performance over other periods.

The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with each Fund. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third-party) of the Funds’ advisory and sub-advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity, and quality of the investment management of each Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each Fund has an expense cap in place and that each Fund’s expenses are currently above the cap. They also considered the amounts waived or reimbursed by the Advisers for the Funds.

The Trustees noted that each Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered that the advisory fee structure and underlying constituents of each Fund is unique (consisting of underlying investments in both affiliated funds and separately managed segments and with the asset allocation and glide path decisions made by an unaffiliated sub-adviser (i.e., Wilshire)) and therefore a comparison to the peer group is challenging as the majority of target-date peers utilize an affiliated fund-of-fund structure, charging little to no advisory fee at the target-date level.

The Trustees also considered the compensation directly or indirectly received by the Advisers and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees and expenses charged to each Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

|  10

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the each of existing Agreements should be continued through June 30, 2019.

11  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 45.7% of Net Assets
	Aerospace & Defense — 0.0%
83	Arconic, Inc.	$1,800

	Air Freight & Logistics — 0.1%
52	United Parcel Service, Inc., Class B	6,234

	Auto Components — 1.2%
364	Aptiv PLC	35,698
128	Delphi Technologies PLC	5,782
11	Goodyear Tire & Rubber Co. (The)	266
586	Valeo S.A., Sponsored ADR	14,345

		56,091

	Automobiles — 1.2%
1,460	Byd Co. Ltd., ADR	16,622
283	Toyota Motor Corp., Sponsored ADR	37,311

		53,933

	Banks — 2.4%
424	Bank of America Corp.	13,093
80	Citizens Financial Group, Inc.	3,182
196	Huntington Bancshares, Inc.	3,026
1,095	KBC Group NV, Sponsored ADR	42,147
197	KeyCorp	4,111
494	People’s United Financial, Inc.	9,006
181	Signature Bank	19,858
27	U.S. Bancorp	1,431
143	Wells Fargo & Co.	8,192
78	Zions Bancorporation	4,033

		108,079

	Beverages — 0.4%
67	Brown-Forman Corp., Class B	3,566
144	Coca-Cola Co. (The)	6,714
14	Molson Coors Brewing Co., Class B	938
51	PepsiCo, Inc.	5,865

		17,083

	Biotechnology — 0.7%
14	AbbVie, Inc.	1,291
13	Amgen, Inc.	2,555
381	Gilead Sciences, Inc.	29,654

		33,500

	Building Products — 0.8%
490	A.O. Smith Corp.	29,170
237	Johnson Controls International PLC	8,890

		38,060

	Capital Markets — 1.1%
11	Affiliated Managers Group, Inc.	1,760
13	Ameriprise Financial, Inc.	1,894
120	Bank of New York Mellon Corp. (The)	6,416
11	BlackRock, Inc.	5,530
25	Charles Schwab Corp. (The)	1,276
22	CME Group, Inc.	3,501
88	Franklin Resources, Inc.	3,020
34	Goldman Sachs Group, Inc. (The)	8,073
15	Intercontinental Exchange, Inc.	1,109
51	Invesco Ltd.	1,376
12	Legg Mason, Inc.	410
8	Moody’s Corp.	1,369
15	Nasdaq, Inc.	1,371
55	Northern Trust Corp.	6,007
7	S&P Global, Inc.	1,403
48	State Street Corp.	4,239

		48,754

	Chemicals — 3.4%
14	Air Products & Chemicals, Inc.	2,298
430	Chr. Hansen Holding AS, Sponsored ADR	22,237
387	Ecolab, Inc.	54,451
99	International Flavors & Fragrances, Inc.	13,143
232	Novozymes AS, Sponsored ADR	12,199
52	Praxair, Inc.	8,710
1,755	Symrise AG, Sponsored ADR	39,567

		152,605

	Commercial Services & Supplies — 0.1%
11	Stericycle, Inc.(a)	768
31	Waste Management, Inc.	2,790

		3,558

	Communications Equipment — 0.3%
328	Cisco Systems, Inc.	13,871
11	Motorola Solutions, Inc.	1,334

		15,205

	Construction & Engineering — 0.1%
47	Fluor Corp.	2,409

	Consumer Finance — 0.2%
42	American Express Co.	4,180
68	Discover Financial Services	4,856
66	Navient Corp.	872
40	Synchrony Financial	1,157

		11,065

	Containers & Packaging — 0.1%
72	Ball Corp.	2,806
17	Crown Holdings, Inc.(a)	769
45	International Paper Co.	2,418

		5,993

	Distributors — 0.1%
38	Genuine Parts Co.	3,698

	Diversified Consumer Services — 0.0%
17	H&R Block, Inc.	428

	Diversified Telecommunication Services — 0.6%
430	AT&T, Inc.	13,747
216	Verizon Communications, Inc.	11,154

		24,901

	Electric Utilities — 0.8%
223	NextEra Energy, Inc.	37,361
18	Xcel Energy, Inc.	844

		38,205

	Electrical Equipment — 2.3%
157	Acuity Brands, Inc.	21,828
705	Eaton Corp. PLC	58,635
1,148	Vestas Wind Systems AS, Sponsored ADR	24,601

		105,064

	Electronic Equipment, Instruments & Components — 0.0%
15	TE Connectivity Ltd.	1,404

	Food & Staples Retailing — 0.2%
38	Kroger Co. (The)	1,102
86	Sysco Corp.	5,780
22	Walmart, Inc.	1,963

		8,845

	Food Products — 0.8%
71	Campbell Soup Co.	2,904
55	Conagra Brands, Inc.	2,019
1,283	Danone S.A., Sponsored ADR	20,066

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
22	General Mills, Inc.	$1,013
21	Hershey Co. (The)	2,062
18	Hormel Foods Corp.	648
14	J.M. Smucker Co. (The)	1,556
36	Kellogg Co.	2,557
92	Mondelez International, Inc., Class A	3,991

		36,816

	Health Care Equipment & Supplies — 2.7%
55	Baxter International, Inc.	3,985
1,300	Coloplast AS, Sponsored ADR	14,098
511	Danaher Corp.	52,418
14	DENTSPLY SIRONA, Inc.	674
635	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	46,796
56	Medtronic PLC	5,053

		123,024

	Health Care Providers & Services — 1.0%
18	Aetna, Inc.	3,391
21	Anthem, Inc.	5,313
7	Cigna Corp.	1,256
67	CVS Health Corp.	4,346
21	DaVita, Inc.(a)	1,476
8	Envision Healthcare Corp.(a)	354
42	Express Scripts Holding Co.(a)	3,337
761	Fresenius SE & Co. KGaA, Sponsored ADR	14,684
23	HCA Healthcare, Inc.	2,857
8	Humana, Inc.	2,513
2	Laboratory Corp. of America Holdings(a)	351
8	Quest Diagnostics, Inc.	862
22	UnitedHealth Group, Inc.	5,571
3	Universal Health Services, Inc., Class B	366

		46,677

	Home Construction — 0.3%
284	Geberit AG, ADR	12,158

	Hotels, Restaurants & Leisure — 0.1%
10	Carnival Corp.	593
6	McDonald’s Corp.	945
86	MGM Resorts International	2,698
21	Starbucks Corp.	1,100

		5,336

	Household Durables — 0.6%
8	Lennar Corp., Class A	418
1,452	Sekisui House Ltd., Sponsored ADR	24,793
2	Whirlpool Corp.	262

		25,473

	Household Products — 0.3%
8	Church & Dwight Co., Inc.	447
14	Clorox Co. (The)	1,892
53	Colgate-Palmolive Co.	3,552
110	Procter & Gamble Co. (The)	8,897

		14,788

	Independent Power & Renewable Electricity Producers — 0.2%
73	Ormat Technologies, Inc.	3,960
224	Pattern Energy Group, Inc.	4,160

		8,120

	Industrial Conglomerates — 1.0%
333	General Electric Co.	4,539
139	Roper Technologies, Inc.	41,964

		46,503

	Industrial Other — 0.0%
29	Iron Mountain, Inc.	1,018

	Insurance — 3.2%
28	Aflac, Inc.	1,303
1,295	AIA Group Ltd., Sponsored ADR	45,532
720	Allianz SE, Sponsored ADR	15,880
8	Allstate Corp. (The)	761
19	Brighthouse Financial, Inc.(a)	825
66	Hartford Financial Services Group, Inc. (The)	3,478
1,279	Legal & General Group PLC, Sponsored ADR	22,651
52	Lincoln National Corp.	3,541
107	MetLife, Inc.	4,894
60	Prudential Financial, Inc.	6,055
644	Prudential PLC, Sponsored ADR	30,474
81	Torchmark Corp.	7,134
60	Unum Group	2,384

		144,912

	Internet & Direct Marketing Retail — 1.0%
23	Amazon.com, Inc.(a)	40,881
1	Booking Holdings, Inc.(a)	2,029
6	Netflix, Inc.(a)	2,024
8	TripAdvisor, Inc.(a)	464

		45,398

	Internet Software & Services — 2.9%
8	Akamai Technologies, Inc.(a)	602
71	Alphabet, Inc., Class A(a)	87,133
2	Alphabet, Inc., Class C(a)	2,434
239	Facebook, Inc., Class A(a)	41,247

		131,416

	IT Services — 3.2%
7	Accenture PLC, Class A	1,115
23	Cognizant Technology Solutions Corp., Class A	1,875
42	International Business Machines Corp.	6,087
426	MasterCard, Inc., Class A	84,348
22	PayPal Holdings, Inc.(a)	1,807
354	Visa, Inc., Class A	48,406
55	Western Union Co. (The)	1,109

		144,747

	Life Sciences Tools & Services — 1.9%
18	Agilent Technologies, Inc.	1,189
36	Illumina, Inc.(a)	11,677
302	Thermo Fisher Scientific, Inc.	70,828

		83,694

	Machinery — 0.9%
54	Caterpillar, Inc.	7,765
7	Cummins, Inc.	1,000
31	Deere & Co.	4,488
59	Flowserve Corp.	2,615
3	Ingersoll-Rand PLC	296
17	Parker Hannifin Corp.	2,874
178	Watts Water Technologies, Inc., Series A	15,228
59	Xylem, Inc.	4,517

		38,783

	Media — 0.4%
33	CBS Corp., Class B	1,738
16	Interpublic Group of Cos., Inc. (The)	361
73	News Corp., Class A	1,100
5	Omnicom Group, Inc.	344
54	Twenty-First Century Fox, Inc., Class A	2,430
33	Twenty-First Century Fox, Inc., Class B	1,466
77	Walt Disney Co. (The)	8,744

		16,183

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.1%
132	Newmont Mining Corp.	$4,842

	Multiline Retail — 0.1%
16	Kohl’s Corp.	1,182
10	Macy’s, Inc.	398
21	Target Corp.	1,694

		3,274

	Personal Products — 0.9%
106	Estee Lauder Cos., Inc. (The), Class A	14,304
468	Unilever NV	26,891

		41,195

	Pharmaceuticals — 2.0%
22	Allergan PLC	4,050
60	Bristol-Myers Squibb Co.	3,525
39	Eli Lilly & Co.	3,854
96	Johnson & Johnson	12,722
100	Merck & Co., Inc.	6,587
52	Mylan NV(a)	1,940
913	Novo Nordisk AS, Sponsored ADR	45,440
250	Pfizer, Inc.	9,982

		88,100

	Professional Services — 0.1%
30	IHS Markit Ltd.(a)	1,591
31	Nielsen Holdings PLC	730
3	Verisk Analytics, Inc.(a)	332

		2,653

	Real Estate Management & Development — 0.0%
28	CBRE Group, Inc., Class A(a)	1,394

	REITs – Apartments — 0.1%
6	AvalonBay Communities, Inc.	1,061
41	Equity Residential	2,683
7	Essex Property Trust, Inc.	1,683
4	Mid-America Apartment Communities, Inc.	403

		5,830

	REITs – Diversified — 0.4%
88	Crown Castle International Corp.	9,753
14	Digital Realty Trust, Inc.	1,700
2	Equinix, Inc.	879
20	Vornado Realty Trust	1,438
88	Weyerhaeuser Co.	3,008

		16,778

	REITs – Health Care — 0.2%
41	HCP, Inc.	1,062
31	Ventas, Inc.	1,748
87	Welltower, Inc.	5,446

		8,256

	REITs – Hotels — 0.1%
119	Host Hotels & Resorts, Inc.	2,492

	REITs – Office Property — 0.0%
14	Boston Properties, Inc.	1,757

	REITs – Regional Malls — 0.0%
8	Macerich Co. (The)	472

	REITs – Single Tenant — 0.0%
9	Realty Income Corp.	502

	REITs – Storage — 0.1%
15	Public Storage	3,267

	Road & Rail — 0.4%
27	Kansas City Southern	3,139
41	Norfolk Southern Corp.	6,929
55	Union Pacific Corp.	8,244

		18,312

	Semiconductors & Semiconductor Equipment — 0.9%
56	Advanced Micro Devices, Inc.(a)	1,027
40	Applied Materials, Inc.	1,945
91	ASML Holding NV, (Registered)	19,474
75	First Solar, Inc.(a)	3,926
192	Intel Corp.	9,235
9	NVIDIA Corp.	2,204
19	QUALCOMM, Inc.	1,218
12	Texas Instruments, Inc.	1,336
1	Xilinx, Inc.	72

		40,437

	Software — 2.3%
8	Autodesk, Inc.(a)	1,027
4	Citrix Systems, Inc.(a)	440
63	Ellie Mae, Inc.(a)	6,251
707	Microsoft Corp.	74,999
473	Oracle Corp.	22,553
19	Symantec Corp.	384

		105,654

	Specialty Retail — 0.2%
13	Best Buy Co., Inc.	975
23	Gap, Inc. (The)	694
20	Home Depot, Inc. (The)	3,950
29	Lowe’s Cos., Inc.	2,881
14	Tiffany & Co.	1,926

		10,426

	Technology Hardware, Storage & Peripherals — 0.4%
36	Apple, Inc.	6,851
198	Hewlett Packard Enterprise Co.	3,057
67	HP, Inc.	1,546
23	NetApp, Inc.	1,783
7	Seagate Technology PLC	368
24	Western Digital Corp.	1,684
32	Xerox Corp.	831

		16,120

	Textiles, Apparel & Luxury Goods — 0.1%
16	Hanesbrands, Inc.	356
48	NIKE, Inc., Class B	3,692
3	PVH Corp.	461
8	VF Corp.	736

		5,245

	Trading Companies & Distributors — 0.2%
55	Fastenal Co.	3,131
17	W.W. Grainger, Inc.	5,892

		9,023

	Water Utilities — 0.5%
262	American Water Works Co., Inc.	23,122

	Total Common Stocks (Identified Cost $1,730,183)	2,071,111

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 51.2%
48,768	Loomis Sayles Inflation Protected Securities Fund, Class N	$499,379
48,874	Loomis Sayles Limited Term Government and Agency Fund, Class N	544,452
128,976	Mirova Global Green Bond Fund, Class N	1,272,996

	Total Affiliated Mutual Funds (Identified Cost $2,356,883)	2,316,827

	Total Investments — 96.9% (Identified Cost $4,087,066)	4,387,938
	Other assets less liabilities — 3.1%	140,099

	Net Assets — 100.0%	$4,528,037

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	3.4%
Insurance	3.2
IT Services	3.2
Internet Software & Services	2.9
Health Care Equipment & Supplies	2.7
Banks	2.4
Software	2.3
Electrical Equipment	2.3
Pharmaceuticals	2.0
Other Investments, less than 2% each	21.3
Affiliated Mutual Funds*	51.2

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Fixed Income	51.2%
Equity	45.7

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 52.6% of Net Assets
	Aerospace & Defense — 0.0%
94	Arconic, Inc.	$2,039

	Air Freight & Logistics — 0.2%
58	United Parcel Service, Inc., Class B	6,954

	Auto Components — 1.5%
438	Aptiv PLC	42,955
157	Delphi Technologies PLC	7,092
12	Goodyear Tire & Rubber Co. (The)	290
712	Valeo S.A., Sponsored ADR	17,430

		67,767

	Automobiles — 1.4%
1,761	Byd Co. Ltd., ADR	20,049
349	Toyota Motor Corp., Sponsored ADR	46,012

		66,061

	Banks — 2.7%
480	Bank of America Corp.	14,823
81	Citizens Financial Group, Inc.	3,222
211	Huntington Bancshares, Inc.	3,258
1,321	KBC Group NV, Sponsored ADR	50,845
200	KeyCorp	4,174
535	People’s United Financial, Inc.	9,753
217	Signature Bank	23,807
31	U.S. Bancorp	1,643
162	Wells Fargo & Co.	9,281
79	Zions Bancorporation	4,084

		124,890

	Beverages — 0.4%
69	Brown-Forman Corp., Class B	3,672
160	Coca-Cola Co. (The)	7,461
19	Molson Coors Brewing Co., Class B	1,273
57	PepsiCo, Inc.	6,555

		18,961

	Biotechnology — 0.9%
15	AbbVie, Inc.	1,383
14	Amgen, Inc.	2,752
458	Gilead Sciences, Inc.	35,646

		39,781

	Building Products — 1.0%
591	A.O. Smith Corp.	35,182
268	Johnson Controls International PLC	10,053

		45,235

	Capital Markets — 1.2%
13	Affiliated Managers Group, Inc.	2,080
14	Ameriprise Financial, Inc.	2,039
132	Bank of New York Mellon Corp. (The)	7,058
13	BlackRock, Inc.	6,536
23	Charles Schwab Corp. (The)	1,174
23	CME Group, Inc.	3,660
101	Franklin Resources, Inc.	3,466
39	Goldman Sachs Group, Inc. (The)	9,260
16	Intercontinental Exchange, Inc.	1,183
53	Invesco Ltd.	1,431
15	Legg Mason, Inc.	512
8	Moody’s Corp.	1,369
17	Nasdaq, Inc.	1,554
61	Northern Trust Corp.	6,662
7	S&P Global, Inc.	1,403
51	State Street Corp.	4,504

		53,891

	Chemicals — 4.0%
14	Air Products & Chemicals, Inc.	2,298
522	Chr. Hansen Holding AS, Sponsored ADR	26,995
466	Ecolab, Inc.	65,566
117	International Flavors & Fragrances, Inc.	15,533
277	Novozymes AS, Sponsored ADR	14,565
59	Praxair, Inc.	9,883
2,112	Symrise AG, Sponsored ADR	47,615

		182,455

	Commercial Services & Supplies — 0.1%
12	Stericycle, Inc.(a)	838
31	Waste Management, Inc.	2,790

		3,628

	Communications Equipment — 0.4%
358	Cisco Systems, Inc.	15,140
12	Motorola Solutions, Inc.	1,455

		16,595

	Construction & Engineering — 0.1%
53	Fluor Corp.	2,716

	Consumer Finance — 0.3%
47	American Express Co.	4,677
77	Discover Financial Services	5,499
71	Navient Corp.	938
53	Synchrony Financial	1,534

		12,648

	Containers & Packaging — 0.1%
76	Ball Corp.	2,962
12	Crown Holdings, Inc.(a)	543
51	International Paper Co.	2,740

		6,245

	Distributors — 0.1%
44	Genuine Parts Co.	4,282

	Diversified Consumer Services — 0.0%
18	H&R Block, Inc.	453

	Diversified Telecommunication Services — 0.6%
475	AT&T, Inc.	15,186
239	Verizon Communications, Inc.	12,342

		27,528

	Electric Utilities — 1.0%
269	NextEra Energy, Inc.	45,068
18	Xcel Energy, Inc.	844

		45,912

	Electrical Equipment — 2.7%
189	Acuity Brands, Inc.	26,277
842	Eaton Corp. PLC	70,029
1,385	Vestas Wind Systems AS, Sponsored ADR	29,680

		125,986

	Electronic Equipment, Instruments & Components — 0.0%
16	TE Connectivity Ltd.	1,497

	Food & Staples Retailing — 0.2%
39	Kroger Co. (The)	1,131
94	Sysco Corp.	6,318
24	Walmart, Inc.	2,141

		9,590

	Food Products — 0.9%
80	Campbell Soup Co.	3,272
66	Conagra Brands, Inc.	2,423
1,548	Danone S.A., Sponsored ADR	24,211

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
25	General Mills, Inc.	$1,152
25	Hershey Co. (The)	2,455
20	Hormel Foods Corp.	719
15	J.M. Smucker Co. (The)	1,667
37	Kellogg Co.	2,628
96	Mondelez International, Inc., Class A	4,164

		42,691

	Health Care Equipment & Supplies — 3.2%
62	Baxter International, Inc.	4,492
1,552	Coloplast AS, Sponsored ADR	16,831
615	Danaher Corp.	63,087
20	DENTSPLY SIRONA, Inc.	962
783	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	57,703
57	Medtronic PLC	5,143

		148,218

	Health Care Providers & Services — 1.1%
19	Aetna, Inc.	3,579
24	Anthem, Inc.	6,072
6	Cigna Corp.	1,077
72	CVS Health Corp.	4,670
25	DaVita, Inc.(a)	1,757
7	Envision Healthcare Corp.(a)	310
41	Express Scripts Holding Co.(a)	3,258
917	Fresenius SE & Co. KGaA, Sponsored ADR	17,693
23	HCA Healthcare, Inc.	2,857
10	Humana, Inc.	3,142
3	Laboratory Corp. of America Holdings(a)	526
12	Quest Diagnostics, Inc.	1,293
23	UnitedHealth Group, Inc.	5,824
3	Universal Health Services, Inc., Class B	366

		52,424

	Home Construction — 0.3%
339	Geberit AG, ADR	14,513

	Hotels, Restaurants & Leisure — 0.1%
11	Carnival Corp.	652
6	McDonald’s Corp.	945
104	MGM Resorts International	3,262
21	Starbucks Corp.	1,100

		5,959

	Household Durables — 0.7%
9	Lennar Corp., Class A	471
1,734	Sekisui House Ltd., Sponsored ADR	29,608
3	Whirlpool Corp.	393

		30,472

	Household Products — 0.3%
9	Church & Dwight Co., Inc.	503
14	Clorox Co. (The)	1,892
56	Colgate-Palmolive Co.	3,753
118	Procter & Gamble Co. (The)	9,544

		15,692

	Independent Power & Renewable Electricity Producers — 0.2%
74	Ormat Technologies, Inc.	4,015
230	Pattern Energy Group, Inc.	4,271

		8,286

	Industrial Conglomerates — 1.2%
376	General Electric Co.	5,125
168	Roper Technologies, Inc.	50,719

		55,844

	Industrial Other — 0.0%
32	Iron Mountain, Inc.	1,123

	Insurance — 3.8%
26	Aflac, Inc.	1,210
1,597	AIA Group Ltd., Sponsored ADR	56,151
867	Allianz SE, Sponsored ADR	19,122
10	Allstate Corp. (The)	951
24	Brighthouse Financial, Inc.(a)	1,042
72	Hartford Financial Services Group, Inc. (The)	3,794
1,553	Legal & General Group PLC, Sponsored ADR	27,504
63	Lincoln National Corp.	4,290
117	MetLife, Inc.	5,352
67	Prudential Financial, Inc.	6,761
775	Prudential PLC, Sponsored ADR	36,673
91	Torchmark Corp.	8,014
68	Unum Group	2,702

		173,566

	Internet & Direct Marketing Retail — 1.1%
26	Amazon.com, Inc.(a)	46,213
1	Booking Holdings, Inc.(a)	2,029
6	Netflix, Inc.(a)	2,025
8	TripAdvisor, Inc.(a)	464

		50,731

	Internet Software & Services — 3.4%
7	Akamai Technologies, Inc.(a)	527
85	Alphabet, Inc., Class A(a)	104,314
2	Alphabet, Inc., Class C(a)	2,434
284	Facebook, Inc., Class A(a)	49,013

		156,288

	IT Services — 3.7%
7	Accenture PLC, Class A	1,115
22	Cognizant Technology Solutions Corp., Class A	1,793
46	International Business Machines Corp.	6,667
509	MasterCard, Inc., Class A	100,782
22	PayPal Holdings, Inc.(a)	1,807
428	Visa, Inc., Class A	58,525
61	Western Union Co. (The)	1,230

		171,919

	Life Sciences Tools & Services — 2.2%
18	Agilent Technologies, Inc.	1,189
42	Illumina, Inc.(a)	13,623
363	Thermo Fisher Scientific, Inc.	85,134

		99,946

	Machinery — 1.0%
62	Caterpillar, Inc.	8,915
7	Cummins, Inc.	1,000
34	Deere & Co.	4,923
66	Flowserve Corp.	2,926
4	Ingersoll-Rand PLC	394
19	Parker Hannifin Corp.	3,212
217	Watts Water Technologies, Inc., Series A	18,564
60	Xylem, Inc.	4,594

		44,528

	Media — 0.4%
40	CBS Corp., Class B	2,107
18	Interpublic Group of Cos., Inc. (The)	406
80	News Corp., Class A	1,206
5	Omnicom Group, Inc.	344
61	Twenty-First Century Fox, Inc., Class A	2,745
32	Twenty-First Century Fox, Inc., Class B	1,421
82	Walt Disney Co. (The)	9,312

		17,541

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.1%
150	Newmont Mining Corp.	$5,502

	Multiline Retail — 0.1%
17	Kohl’s Corp.	1,256
12	Macy’s, Inc.	477
23	Target Corp.	1,855

		3,588

	Personal Products — 1.1%
127	Estee Lauder Cos., Inc. (The), Class A	17,137
560	Unilever NV	32,178

		49,315

	Pharmaceuticals — 2.2%
23	Allergan PLC	4,234
65	Bristol-Myers Squibb Co.	3,819
43	Eli Lilly & Co.	4,249
107	Johnson & Johnson	14,180
103	Merck & Co., Inc.	6,784
59	Mylan NV(a)	2,201
1,101	Novo Nordisk AS, Sponsored ADR	54,797
267	Pfizer, Inc.	10,661

		100,925

	Professional Services — 0.1%
34	IHS Markit Ltd.(a)	1,803
41	Nielsen Holdings PLC	966
3	Verisk Analytics, Inc.(a)	332

		3,101

	Real Estate Management & Development — 0.0%
26	CBRE Group, Inc., Class A(a)	1,295

	REITs – Apartments — 0.1%
5	AvalonBay Communities, Inc.	884
45	Equity Residential	2,945
7	Essex Property Trust, Inc.	1,683
4	Mid-America Apartment Communities, Inc.	403

		5,915

	REITs – Diversified — 0.4%
97	Crown Castle International Corp.	10,751
15	Digital Realty Trust, Inc.	1,821
2	Equinix, Inc.	879
22	Vornado Realty Trust	1,582
95	Weyerhaeuser Co.	3,247

		18,280

	REITs – Health Care — 0.2%
45	HCP, Inc.	1,165
36	Ventas, Inc.	2,030
88	Welltower, Inc.	5,509

		8,704

	REITs – Hotels — 0.1%
135	Host Hotels & Resorts, Inc.	2,827

	REITs – Office Property — 0.0%
15	Boston Properties, Inc.	1,883

	REITs – Regional Malls — 0.0%
7	Macerich Co. (The)	413

	REITs – Single Tenant — 0.0%
8	Realty Income Corp.	446

	REITs – Storage — 0.1%
15	Public Storage	3,267

	Road & Rail — 0.4%
31	Kansas City Southern	3,604
44	Norfolk Southern Corp.	7,436
59	Union Pacific Corp.	8,844

		19,884

	Semiconductors & Semiconductor Equipment — 1.0%
58	Advanced Micro Devices, Inc.(a)	1,063
39	Applied Materials, Inc.	1,896
109	ASML Holding NV, (Registered)	23,326
76	First Solar, Inc.(a)	3,978
208	Intel Corp.	10,005
9	NVIDIA Corp.	2,204
19	QUALCOMM, Inc.	1,218
12	Texas Instruments, Inc.	1,336
1	Xilinx, Inc.	72

		45,098

	Software — 2.7%
8	Autodesk, Inc.(a)	1,027
4	Citrix Systems, Inc.(a)	440
76	Ellie Mae, Inc.(a)	7,541
839	Microsoft Corp.	89,001
557	Oracle Corp.	26,558
21	Symantec Corp.	425

		124,992

	Specialty Retail — 0.2%
15	Best Buy Co., Inc.	1,125
23	Gap, Inc. (The)	694
20	Home Depot, Inc. (The)	3,950
28	Lowe’s Cos., Inc.	2,782
14	Tiffany & Co.	1,926

		10,477

	Technology Hardware, Storage & Peripherals — 0.4%
36	Apple, Inc.	6,850
205	Hewlett Packard Enterprise Co.	3,165
64	HP, Inc.	1,477
23	NetApp, Inc.	1,783
8	Seagate Technology PLC	421
24	Western Digital Corp.	1,684
30	Xerox Corp.	779

		16,159

	Textiles, Apparel & Luxury Goods — 0.1%
18	Hanesbrands, Inc.	401
51	NIKE, Inc., Class B	3,922
4	PVH Corp.	614
9	VF Corp.	829

		5,766

	Trading Companies & Distributors — 0.2%
55	Fastenal Co.	3,131
19	W.W. Grainger, Inc.	6,585

		9,716

	Water Utilities — 0.6%
309	American Water Works Co., Inc.	27,269

	Total Common Stocks (Identified Cost $2,015,071)	2,419,677

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 44.0%
26,991	Loomis Sayles Inflation Protected Securities Fund, Class N	$276,391
45,445	Loomis Sayles Limited Term Government and Agency Fund, Class N	506,253
126,125	Mirova Global Green Bond Fund, Class N	1,244,853

	Total Affiliated Mutual Funds (Identified Cost $2,061,046)	2,027,497

	Total Investments — 96.6% (Identified Cost $4,076,117)	4,447,174
	Other assets less liabilities — 3.4%	156,587

	Net Assets — 100.0%	$4,603,761

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	4.0%
Insurance	3.8
IT Services	3.7
Internet Software & Services	3.4
Health Care Equipment & Supplies	3.2
Electrical Equipment	2.7
Software	2.7
Banks	2.7
Pharmaceuticals	2.2
Life Sciences Tools & Services	2.2
Other Investments, less than 2% each	22.0
Affiliated Mutual Funds*	44.0

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	52.6%
Fixed Income	44.0

Total Investments	96.6
Other assets less liabilities	3.4

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 60.0% of Net Assets
	Aerospace & Defense — 0.1%
82	Arconic, Inc.	$1,779

	Air Freight & Logistics — 0.2%
49	United Parcel Service, Inc., Class B	5,875

	Auto Components — 1.7%
387	Aptiv PLC	37,953
136	Delphi Technologies PLC	6,143
10	Goodyear Tire & Rubber Co. (The)	242
637	Valeo S.A., Sponsored ADR	15,594

		59,932

	Automobiles — 1.7%
1,565	Byd Co. Ltd., ADR	17,818
303	Toyota Motor Corp., Sponsored ADR	39,947

		57,765

	Banks — 3.1%
411	Bank of America Corp.	12,692
62	Citizens Financial Group, Inc.	2,466
165	Huntington Bancshares, Inc.	2,548
1,180	KBC Group NV, Sponsored ADR	45,418
152	KeyCorp	3,172
439	People’s United Financial, Inc.	8,003
191	Signature Bank	20,955
25	U.S. Bancorp	1,325
139	Wells Fargo & Co.	7,963
61	Zions Bancorporation	3,154

		107,696

	Beverages — 0.4%
53	Brown-Forman Corp., Class B	2,821
138	Coca-Cola Co. (The)	6,435
15	Molson Coors Brewing Co., Class B	1,005
47	PepsiCo, Inc.	5,405

		15,666

	Biotechnology — 1.0%
11	AbbVie, Inc.	1,015
11	Amgen, Inc.	2,162
409	Gilead Sciences, Inc.	31,832

		35,009

	Building Products — 1.1%
527	A.O. Smith Corp.	31,373
230	Johnson Controls International PLC	8,627

		40,000

	Capital Markets — 1.3%
11	Affiliated Managers Group, Inc.	1,760
11	Ameriprise Financial, Inc.	1,602
110	Bank of New York Mellon Corp. (The)	5,882
12	BlackRock, Inc.	6,033
17	Charles Schwab Corp. (The)	868
20	CME Group, Inc.	3,182
85	Franklin Resources, Inc.	2,917
33	Goldman Sachs Group, Inc. (The)	7,835
15	Intercontinental Exchange, Inc.	1,109
48	Invesco Ltd.	1,295
12	Legg Mason, Inc.	410
6	Moody’s Corp.	1,027
15	Nasdaq, Inc.	1,371
53	Northern Trust Corp.	5,789
5	S&P Global, Inc.	1,002
44	State Street Corp.	3,886

		45,968

	Chemicals — 4.5%
13	Air Products & Chemicals, Inc.	2,134
454	Chr. Hansen Holding AS, Sponsored ADR	23,479
402	Ecolab, Inc.	56,561
104	International Flavors & Fragrances, Inc.	13,807
251	Novozymes AS, Sponsored ADR	13,198
50	Praxair, Inc.	8,375
1,850	Symrise AG, Sponsored ADR	41,708

		159,262

	Commercial Services & Supplies — 0.1%
14	Stericycle, Inc.(a)	978
23	Waste Management, Inc.	2,070

		3,048

	Communications Equipment — 0.4%
293	Cisco Systems, Inc.	12,391
11	Motorola Solutions, Inc.	1,334

		13,725

	Construction & Engineering — 0.1%
45	Fluor Corp.	2,306

	Consumer Finance — 0.3%
40	American Express Co.	3,981
66	Discover Financial Services	4,713
38	Navient Corp.	502
40	Synchrony Financial	1,157

		10,353

	Containers & Packaging — 0.2%
71	Ball Corp.	2,767
12	Crown Holdings, Inc.(a)	543
47	International Paper Co.	2,525

		5,835

	Distributors — 0.1%
36	Genuine Parts Co.	3,503

	Diversified Consumer Services — 0.0%
16	H&R Block, Inc.	402

	Diversified Telecommunication Services — 0.7%
409	AT&T, Inc.	13,076
200	Verizon Communications, Inc.	10,328

		23,404

	Electric Utilities — 1.1%
234	NextEra Energy, Inc.	39,204
14	Xcel Energy, Inc.	656

		39,860

	Electrical Equipment — 3.2%
167	Acuity Brands, Inc.	23,218
741	Eaton Corp. PLC	61,629
1,230	Vestas Wind Systems AS, Sponsored ADR	26,359

		111,206

	Electronic Equipment, Instruments & Components — 0.0%
12	TE Connectivity Ltd.	1,123

	Food & Staples Retailing — 0.2%
35	Kroger Co. (The)	1,015
79	Sysco Corp.	5,309
21	Walmart, Inc.	1,874

		8,198

	Food Products — 1.1%
66	Campbell Soup Co.	2,699
56	Conagra Brands, Inc.	2,056
1,376	Danone S.A., Sponsored ADR	21,521

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
21	General Mills, Inc.	$967
21	Hershey Co. (The)	2,062
16	Hormel Foods Corp.	575
13	J.M. Smucker Co. (The)	1,445
30	Kellogg Co.	2,131
86	Mondelez International, Inc., Class A	3,731

		37,187

	Health Care Equipment & Supplies — 3.7%
53	Baxter International, Inc.	3,840
1,420	Coloplast AS, Sponsored ADR	15,400
545	Danaher Corp.	55,906
15	DENTSPLY SIRONA, Inc.	722
685	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	50,481
48	Medtronic PLC	4,331

		130,680

	Health Care Providers & Services — 1.3%
15	Aetna, Inc.	2,826
20	Anthem, Inc.	5,060
4	Cigna Corp.	718
59	CVS Health Corp.	3,827
21	DaVita, Inc.(a)	1,476
6	Envision Healthcare Corp.(a)	265
39	Express Scripts Holding Co.(a)	3,099
809	Fresenius SE & Co. KGaA, Sponsored ADR	15,610
20	HCA Healthcare, Inc.	2,484
8	Humana, Inc.	2,513
2	Laboratory Corp. of America Holdings(a)	351
8	Quest Diagnostics, Inc.	862
18	UnitedHealth Group, Inc.	4,558
2	Universal Health Services, Inc., Class B	244

		43,893

	Home Construction — 0.4%
305	Geberit AG, ADR	13,057

	Hotels, Restaurants & Leisure — 0.1%
9	Carnival Corp.	533
5	McDonald’s Corp.	788
82	MGM Resorts International	2,572
20	Starbucks Corp.	1,048

		4,941

	Household Durables — 0.8%
8	Lennar Corp., Class A	418
1,558	Sekisui House Ltd., Sponsored ADR	26,603
2	Whirlpool Corp.	262

		27,283

	Household Products — 0.4%
8	Church & Dwight Co., Inc.	447
12	Clorox Co. (The)	1,622
47	Colgate-Palmolive Co.	3,150
97	Procter & Gamble Co. (The)	7,845

		13,064

	Independent Power & Renewable Electricity Producers — 0.2%
56	Ormat Technologies, Inc.	3,038
164	Pattern Energy Group, Inc.	3,045

		6,083

	Industrial Conglomerates — 1.4%
322	General Electric Co.	4,389
149	Roper Technologies, Inc.	44,983

		49,372

	Industrial Other — 0.0%
27	Iron Mountain, Inc.	948

	Insurance — 4.3%
21	Aflac, Inc.	977
1,385	AIA Group Ltd., Sponsored ADR	48,697
780	Allianz SE, Sponsored ADR	17,203
9	Allstate Corp. (The)	856
23	Brighthouse Financial, Inc.(a)	999
57	Hartford Financial Services Group, Inc. (The)	3,004
1,351	Legal & General Group PLC, Sponsored ADR	23,926
52	Lincoln National Corp.	3,541
97	MetLife, Inc.	4,437
55	Prudential Financial, Inc.	5,550
678	Prudential PLC, Sponsored ADR	32,083
78	Torchmark Corp.	6,870
58	Unum Group	2,304

		150,447

	Internet & Direct Marketing Retail — 1.3%
23	Amazon.com, Inc.(a)	40,881
1	Booking Holdings, Inc.(a)	2,029
4	Netflix, Inc.(a)	1,350
7	TripAdvisor, Inc.(a)	406

		44,666

	Internet Software & Services — 3.9%
5	Akamai Technologies, Inc.(a)	377
74	Alphabet, Inc., Class A(a)	90,814
1	Alphabet, Inc., Class C(a)	1,217
248	Facebook, Inc., Class A(a)	42,800

		135,208

	IT Services — 4.3%
5	Accenture PLC, Class A	797
17	Cognizant Technology Solutions Corp., Class A	1,386
37	International Business Machines Corp.	5,362
453	MasterCard, Inc., Class A	89,694
17	PayPal Holdings, Inc.(a)	1,396
374	Visa, Inc., Class A	51,141
62	Western Union Co. (The)	1,250

		151,026

	Life Sciences Tools & Services — 2.5%
17	Agilent Technologies, Inc.	1,123
39	Illumina, Inc.(a)	12,650
321	Thermo Fisher Scientific, Inc.	75,284

		89,057

	Machinery — 1.1%
52	Caterpillar, Inc.	7,477
6	Cummins, Inc.	857
30	Deere & Co.	4,344
57	Flowserve Corp.	2,527
4	Ingersoll-Rand PLC	394
16	Parker Hannifin Corp.	2,705
191	Watts Water Technologies, Inc., Series A	16,340
46	Xylem, Inc.	3,522

		38,166

	Media — 0.4%
33	CBS Corp., Class B	1,738
15	Interpublic Group of Cos., Inc. (The)	338
71	News Corp., Class A	1,070
4	Omnicom Group, Inc.	276
56	Twenty-First Century Fox, Inc., Class A	2,520
24	Twenty-First Century Fox, Inc., Class B	1,066
64	Walt Disney Co. (The)	7,268

		14,276

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.1%
124	Newmont Mining Corp.	$4,548

	Multiline Retail — 0.1%
15	Kohl’s Corp.	1,108
10	Macy’s, Inc.	398
21	Target Corp.	1,694

		3,200

	Personal Products — 1.2%
111	Estee Lauder Cos., Inc. (The), Class A	14,978
489	Unilever NV	28,098

		43,076

	Pharmaceuticals — 2.5%
21	Allergan PLC	3,866
55	Bristol-Myers Squibb Co.	3,231
34	Eli Lilly & Co.	3,359
90	Johnson & Johnson	11,927
86	Merck & Co., Inc.	5,665
52	Mylan NV(a)	1,940
983	Novo Nordisk AS, Sponsored ADR	48,924
216	Pfizer, Inc.	8,625

		87,537

	Professional Services — 0.1%
31	IHS Markit Ltd.(a)	1,644
31	Nielsen Holdings PLC	730
2	Verisk Analytics, Inc.(a)	221

		2,595

	Real Estate Management & Development — 0.0%
24	CBRE Group, Inc., Class A(a)	1,195

	REITs – Apartments — 0.1%
4	AvalonBay Communities, Inc.	707
43	Equity Residential	2,814
5	Essex Property Trust, Inc.	1,202
4	Mid-America Apartment Communities, Inc.	403

		5,126

	REITs – Diversified — 0.5%
82	Crown Castle International Corp.	9,088
12	Digital Realty Trust, Inc.	1,457
2	Equinix, Inc.	879
19	Vornado Realty Trust	1,366
88	Weyerhaeuser Co.	3,008

		15,798

	REITs – Health Care — 0.2%
46	HCP, Inc.	1,191
31	Ventas, Inc.	1,748
63	Welltower, Inc.	3,944

		6,883

	REITs – Hotels — 0.1%
113	Host Hotels & Resorts, Inc.	2,366

	REITs – Office Property — 0.0%
11	Boston Properties, Inc.	1,381

	REITs – Regional Malls — 0.0%
6	Macerich Co. (The)	354

	REITs – Single Tenant — 0.0%
6	Realty Income Corp.	335

	REITs – Storage — 0.1%
12	Public Storage	2,614

	Road & Rail — 0.5%
28	Kansas City Southern	3,256
36	Norfolk Southern Corp.	6,084
45	Union Pacific Corp.	6,745

		16,085

	Semiconductors & Semiconductor Equipment — 1.1%
47	Advanced Micro Devices, Inc.(a)	861
25	Applied Materials, Inc.	1,216
97	ASML Holding NV, (Registered)	20,758
59	First Solar, Inc.(a)	3,089
170	Intel Corp.	8,177
7	NVIDIA Corp.	1,714
18	QUALCOMM, Inc.	1,154
11	Texas Instruments, Inc.	1,224
1	Xilinx, Inc.	72

		38,265

	Software — 3.1%
6	Autodesk, Inc.(a)	770
4	Citrix Systems, Inc.(a)	440
67	Ellie Mae, Inc.(a)	6,648
739	Microsoft Corp.	78,393
488	Oracle Corp.	23,268
19	Symantec Corp.	384

		109,903

	Specialty Retail — 0.2%
13	Best Buy Co., Inc.	975
17	Gap, Inc. (The)	513
15	Home Depot, Inc. (The)	2,963
22	Lowe’s Cos., Inc.	2,186
9	Tiffany & Co.	1,238

		7,875

	Technology Hardware, Storage & Peripherals — 0.4%
28	Apple, Inc.	5,328
170	Hewlett Packard Enterprise Co.	2,625
55	HP, Inc.	1,270
18	NetApp, Inc.	1,395
7	Seagate Technology PLC	368
18	Western Digital Corp.	1,263
29	Xerox Corp.	753

		13,002

	Textiles, Apparel & Luxury Goods — 0.1%
16	Hanesbrands, Inc.	356
41	NIKE, Inc., Class B	3,153
4	PVH Corp.	614
7	VF Corp.	645

		4,768

	Trading Companies & Distributors — 0.2%
40	Fastenal Co.	2,277
15	W.W. Grainger, Inc.	5,199

		7,476

	Water Utilities — 0.7%
277	American Water Works Co., Inc.	24,445

	Total Common Stocks (Identified Cost $1,751,767)	2,100,096

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 36.5%
17,346	Loomis Sayles Inflation Protected Securities Fund, Class N	$177,622
28,729	Loomis Sayles Limited Term Government and Agency Fund, Class N	320,042
79,316	Mirova Global Green Bond Fund, Class N	782,847

	Total Affiliated Mutual Funds (Identified Cost $1,301,743)	1,280,511

	Total Investments — 96.5% (Identified Cost $3,053,510)	3,380,607
	Other assets less liabilities — 3.5%	121,710

	Net Assets — 100.0%	$3,502,317

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	4.5%
IT Services	4.3
Insurance	4.3
Internet Software & Services	3.9
Health Care Equipment & Supplies	3.7
Electrical Equipment	3.2
Software	3.1
Banks	3.1
Life Sciences Tools & Services	2.5
Pharmaceuticals	2.5
Other Investments, less than 2% each	24.9
Affiliated Mutual Funds*	36.5

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	60.0%
Fixed Income	36.5

Total Investments	96.5
Other assets less liabilities	3.5

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 69.0% of Net Assets
	Aerospace & Defense — 0.1%
83	Arconic, Inc.	$1,800

	Air Freight & Logistics — 0.2%
56	United Parcel Service, Inc., Class B	6,714

	Auto Components — 1.8%
369	Aptiv PLC	36,188
130	Delphi Technologies PLC	5,872
10	Goodyear Tire & Rubber Co. (The)	242
607	Valeo S.A., Sponsored ADR	14,859

		57,161

	Automobiles — 1.8%
1,518	Byd Co. Ltd., ADR	17,282
294	Toyota Motor Corp., Sponsored ADR	38,761

		56,043

	Banks — 3.6%
479	Bank of America Corp.	14,792
73	Citizens Financial Group, Inc.	2,904
188	Huntington Bancshares, Inc.	2,903
1,146	KBC Group NV, Sponsored ADR	44,110
177	KeyCorp	3,694
514	People’s United Financial, Inc.	9,370
188	Signature Bank	20,625
25	U.S. Bancorp	1,325
162	Wells Fargo & Co.	9,281
70	Zions Bancorporation	3,619

		112,623

	Beverages — 0.6%
62	Brown-Forman Corp., Class B	3,300
160	Coca-Cola Co. (The)	7,461
15	Molson Coors Brewing Co., Class B	1,005
57	PepsiCo, Inc.	6,555

		18,321

	Biotechnology — 1.1%
13	AbbVie, Inc.	1,199
11	Amgen, Inc.	2,162
396	Gilead Sciences, Inc.	30,821

		34,182

	Building Products — 1.3%
512	A.O. Smith Corp.	30,479
268	Johnson Controls International PLC	10,053

		40,532

	Capital Markets — 1.7%
12	Affiliated Managers Group, Inc.	1,920
12	Ameriprise Financial, Inc.	1,748
129	Bank of New York Mellon Corp. (The)	6,898
12	BlackRock, Inc.	6,033
21	Charles Schwab Corp. (The)	1,072
24	CME Group, Inc.	3,819
91	Franklin Resources, Inc.	3,123
38	Goldman Sachs Group, Inc. (The)	9,022
14	Intercontinental Exchange, Inc.	1,035
47	Invesco Ltd.	1,269
11	Legg Mason, Inc.	375
7	Moody’s Corp.	1,198
17	Nasdaq, Inc.	1,554
60	Northern Trust Corp.	6,553
6	S&P Global, Inc.	1,203
51	State Street Corp.	4,504

		51,326

	Chemicals — 5.1%
14	Air Products & Chemicals, Inc.	2,298
454	Chr. Hansen Holding AS, Sponsored ADR	23,479
402	Ecolab, Inc.	56,561
101	International Flavors & Fragrances, Inc.	13,409
239	Novozymes AS, Sponsored ADR	12,567
59	Praxair, Inc.	9,883
1,810	Symrise AG, Sponsored ADR	40,806

		159,003

	Commercial Services & Supplies — 0.1%
14	Stericycle, Inc.(a)	978
26	Waste Management, Inc.	2,340

		3,318

	Communications Equipment — 0.5%
337	Cisco Systems, Inc.	14,252
11	Motorola Solutions, Inc.	1,334

		15,586

	Construction & Engineering — 0.1%
47	Fluor Corp.	2,409

	Consumer Finance — 0.4%
47	American Express Co.	4,677
75	Discover Financial Services	5,356
52	Navient Corp.	687
40	Synchrony Financial	1,158

		11,878

	Containers & Packaging — 0.2%
71	Ball Corp.	2,767
14	Crown Holdings, Inc.(a)	634
50	International Paper Co.	2,686

		6,087

	Distributors — 0.1%
40	Genuine Parts Co.	3,892

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	377

	Diversified Telecommunication Services — 0.9%
466	AT&T, Inc.	14,898
223	Verizon Communications, Inc.	11,516

		26,414

	Electric Utilities — 1.3%
228	NextEra Energy, Inc.	38,199
14	Xcel Energy, Inc.	656

		38,855

	Electrical Equipment — 3.5%
167	Acuity Brands, Inc.	23,218
729	Eaton Corp. PLC	60,631
1,193	Vestas Wind Systems AS, Sponsored ADR	25,566

		109,415

	Electronic Equipment, Instruments & Components — 0.0%
14	TE Connectivity Ltd.	1,310

	Food & Staples Retailing — 0.3%
37	Kroger Co. (The)	1,073
91	Sysco Corp.	6,116
22	Walmart, Inc.	1,963

		9,152

	Food Products — 1.2%
80	Campbell Soup Co.	3,272
61	Conagra Brands, Inc.	2,239
1,334	Danone S.A., Sponsored ADR	20,864

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
24	General Mills, Inc.	$1,105
22	Hershey Co. (The)	2,161
16	Hormel Foods Corp.	575
15	J.M. Smucker Co. (The)	1,667
32	Kellogg Co.	2,273
91	Mondelez International, Inc., Class A	3,948

		38,104

	Health Care Equipment & Supplies — 4.2%
62	Baxter International, Inc.	4,492
1,352	Coloplast AS, Sponsored ADR	14,663
533	Danaher Corp.	54,675
15	DENTSPLY SIRONA, Inc.	722
674	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	49,670
54	Medtronic PLC	4,872

		129,094

	Health Care Providers & Services — 1.5%
16	Aetna, Inc.	3,014
22	Anthem, Inc.	5,566
6	Cigna Corp.	1,076
66	CVS Health Corp.	4,281
24	DaVita, Inc.(a)	1,687
6	Envision Healthcare Corp.(a)	265
39	Express Scripts Holding Co.(a)	3,099
819	Fresenius SE & Co. KGaA, Sponsored ADR	15,803
20	HCA Healthcare, Inc.	2,485
9	Humana, Inc.	2,828
2	Laboratory Corp. of America Holdings(a)	351
10	Quest Diagnostics, Inc.	1,077
20	UnitedHealth Group, Inc.	5,064
2	Universal Health Services, Inc., Class B	244

		46,840

	Home Construction — 0.4%
290	Geberit AG, ADR	12,415

	Hotels, Restaurants & Leisure — 0.2%
9	Carnival Corp.	533
6	McDonald’s Corp.	945
82	MGM Resorts International	2,572
19	Starbucks Corp.	996

		5,046

	Household Durables — 0.8%
7	Lennar Corp., Class A	366
1,483	Sekisui House Ltd., Sponsored ADR	25,322
2	Whirlpool Corp.	262

		25,950

	Household Products — 0.5%
7	Church & Dwight Co., Inc.	391
14	Clorox Co. (The)	1,892
50	Colgate-Palmolive Co.	3,351
115	Procter & Gamble Co. (The)	9,301

		14,935

	Independent Power & Renewable Electricity Producers — 0.2%
66	Ormat Technologies, Inc.	3,580
194	Pattern Energy Group, Inc.	3,603

		7,183

	Industrial Conglomerates — 1.6%
375	General Electric Co.	5,111
144	Roper Technologies, Inc.	43,474

		48,585

	Industrial Other — 0.0%
25	Iron Mountain, Inc.	878

	Insurance — 4.9%
25	Aflac, Inc.	1,164
1,346	AIA Group Ltd., Sponsored ADR	47,325
743	Allianz SE, Sponsored ADR	16,387
9	Allstate Corp. (The)	856
21	Brighthouse Financial, Inc.(a)	912
68	Hartford Financial Services Group, Inc. (The)	3,584
1,338	Legal & General Group PLC, Sponsored ADR	23,696
55	Lincoln National Corp.	3,745
106	MetLife, Inc.	4,848
64	Prudential Financial, Inc.	6,458
665	Prudential PLC, Sponsored ADR	31,468
91	Torchmark Corp.	8,014
61	Unum Group	2,424

		150,881

	Internet & Direct Marketing Retail — 1.5%
24	Amazon.com, Inc.(a)	42,659
1	Booking Holdings, Inc.(a)	2,029
5	Netflix, Inc.(a)	1,687
7	TripAdvisor, Inc.(a)	406

		46,781

	Internet Software & Services — 4.4%
6	Akamai Technologies, Inc.(a)	452
73	Alphabet, Inc., Class A(a)	89,587
2	Alphabet, Inc., Class C(a)	2,434
245	Facebook, Inc., Class A(a)	42,282

		134,755

	IT Services — 4.8%
6	Accenture PLC, Class A	956
20	Cognizant Technology Solutions Corp., Class A	1,630
44	International Business Machines Corp.	6,377
439	MasterCard, Inc., Class A	86,922
20	PayPal Holdings, Inc.(a)	1,643
361	Visa, Inc., Class A	49,363
65	Western Union Co. (The)	1,310

		148,201

	Life Sciences Tools & Services — 2.8%
17	Agilent Technologies, Inc.	1,123
37	Illumina, Inc.(a)	12,001
310	Thermo Fisher Scientific, Inc.	72,704

		85,828

	Machinery — 1.3%
61	Caterpillar, Inc.	8,772
7	Cummins, Inc.	1,000
35	Deere & Co.	5,067
60	Flowserve Corp.	2,660
4	Ingersoll-Rand PLC	394
17	Parker Hannifin Corp.	2,874
195	Watts Water Technologies, Inc., Series A	16,682
53	Xylem, Inc.	4,058

		41,507

	Media — 0.5%
33	CBS Corp., Class B	1,738
14	Interpublic Group of Cos., Inc. (The)	316
71	News Corp., Class A	1,070
4	Omnicom Group, Inc.	275
59	Twenty-First Century Fox, Inc., Class A	2,655
29	Twenty-First Century Fox, Inc., Class B	1,288
75	Walt Disney Co. (The)	8,517

		15,859

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
155	Newmont Mining Corp.	$5,686

	Multiline Retail — 0.1%
14	Kohl’s Corp.	1,034
11	Macy’s, Inc.	437
22	Target Corp.	1,775

		3,246

	Personal Products — 1.4%
109	Estee Lauder Cos., Inc. (The), Class A	14,709
483	Unilever NV	27,753

		42,462

	Pharmaceuticals — 3.0%
22	Allergan PLC	4,050
61	Bristol-Myers Squibb Co.	3,584
38	Eli Lilly & Co.	3,755
105	Johnson & Johnson	13,914
96	Merck & Co., Inc.	6,323
58	Mylan NV(a)	2,164
965	Novo Nordisk AS, Sponsored ADR	48,028
248	Pfizer, Inc.	9,903

		91,721

	Professional Services — 0.1%
31	IHS Markit Ltd.(a)	1,644
32	Nielsen Holdings PLC	754
3	Verisk Analytics, Inc.(a)	332

		2,730

	Real Estate Management & Development — 0.0%
23	CBRE Group, Inc., Class A(a)	1,145

	REITs – Apartments — 0.2%
5	AvalonBay Communities, Inc.	884
42	Equity Residential	2,748
6	Essex Property Trust, Inc.	1,443
3	Mid-America Apartment Communities, Inc.	302

		5,377

	REITs – Diversified — 0.6%
96	Crown Castle International Corp.	10,640
12	Digital Realty Trust, Inc.	1,457
2	Equinix, Inc.	879
21	Vornado Realty Trust	1,510
90	Weyerhaeuser Co.	3,076

		17,562

	REITs – Health Care — 0.2%
48	HCP, Inc.	1,243
35	Ventas, Inc.	1,973
74	Welltower, Inc.	4,633

		7,849

	REITs – Hotels — 0.1%
118	Host Hotels & Resorts, Inc.	2,471

	REITs – Office Property — 0.0%
12	Boston Properties, Inc.	1,506

	REITs – Regional Malls — 0.0%
6	Macerich Co. (The)	354

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	390

	REITs – Storage — 0.1%
13	Public Storage	2,832

	Road & Rail — 0.6%
28	Kansas City Southern	3,256
43	Norfolk Southern Corp.	7,267
51	Union Pacific Corp.	7,644

		18,167

	Semiconductors & Semiconductor Equipment — 1.3%
48	Advanced Micro Devices, Inc.(a)	880
31	Applied Materials, Inc.	1,508
93	ASML Holding NV, (Registered)	19,902
67	First Solar, Inc.(a)	3,507
195	Intel Corp.	9,379
8	NVIDIA Corp.	1,959
17	QUALCOMM, Inc.	1,090
11	Texas Instruments, Inc.	1,224
1	Xilinx, Inc.	72

		39,521

	Software — 3.5%
8	Autodesk, Inc.(a)	1,028
4	Citrix Systems, Inc.(a)	440
65	Ellie Mae, Inc.(a)	6,449
721	Microsoft Corp.	76,484
487	Oracle Corp.	23,220
20	Symantec Corp.	404

		108,025

	Specialty Retail — 0.3%
13	Best Buy Co., Inc.	975
18	Gap, Inc. (The)	543
17	Home Depot, Inc. (The)	3,358
24	Lowe’s Cos., Inc.	2,384
10	Tiffany & Co.	1,376

		8,636

	Technology Hardware, Storage & Peripherals — 0.5%
32	Apple, Inc.	6,089
189	Hewlett Packard Enterprise Co.	2,918
62	HP, Inc.	1,431
21	NetApp, Inc.	1,628
7	Seagate Technology PLC	369
20	Western Digital Corp.	1,403
27	Xerox Corp.	701

		14,539

	Textiles, Apparel & Luxury Goods — 0.2%
16	Hanesbrands, Inc.	356
47	NIKE, Inc., Class B	3,615
4	PVH Corp.	614
7	VF Corp.	645

		5,230

	Trading Companies & Distributors — 0.3%
48	Fastenal Co.	2,733
16	W.W. Grainger, Inc.	5,545

		8,278

	Water Utilities — 0.8%
271	American Water Works Co., Inc.	23,916

	Total Common Stocks (Identified Cost $1,784,036)	2,130,883

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 26.7%
15,404	Loomis Sayles Inflation Protected Securities Fund, Class N	$157,737
17,089	Loomis Sayles Limited Term Government and Agency Fund, Class N	190,372
48,165	Mirova Global Green Bond Fund, Class N	475,389

	Total Affiliated Mutual Funds (Identified Cost $837,455)	823,498

	Total Investments — 95.7% (Identified Cost $2,621,491)	2,954,381
	Other assets less liabilities — 4.3%	131,915

	Net Assets — 100.0%	$3,086,296

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	5.1%
Insurance	4.9
IT Services	4.8
Internet Software & Services	4.4
Health Care Equipment & Supplies	4.2
Banks	3.6
Electrical Equipment	3.5
Software	3.5
Pharmaceuticals	3.0
Life Sciences Tools & Services	2.8
Other Investments, less than 2% each	29.2
Affiliated Mutual Funds*	26.7

Total Investments	95.7
Other assets less liabilities	4.3

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	69.0%
Fixed Income	26.7

Total Investments	95.7
Other assets less liabilities	4.3

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 77.3% of Net Assets
	Aerospace & Defense — 0.1%
98	Arconic, Inc.	$2,126

	Air Freight & Logistics — 0.2%
61	United Parcel Service, Inc., Class B	7,313

	Auto Components — 2.1%
418	Aptiv PLC	40,993
139	Delphi Technologies PLC	6,279
10	Goodyear Tire & Rubber Co. (The)	242
683	Valeo S.A., Sponsored ADR	16,720

		64,234

	Automobiles — 2.0%
1,702	Byd Co. Ltd., ADR	19,377
333	Toyota Motor Corp., Sponsored ADR	43,903

		63,280

	Banks — 4.1%
542	Bank of America Corp.	16,737
83	Citizens Financial Group, Inc.	3,302
218	Huntington Bancshares, Inc.	3,366
1,287	KBC Group NV, Sponsored ADR	49,537
202	KeyCorp	4,216
563	People’s United Financial, Inc.	10,264
213	Signature Bank	23,368
30	U.S. Bancorp	1,590
174	Wells Fargo & Co.	9,968
80	Zions Bancorporation	4,136

		126,484

	Beverages — 0.7%
74	Brown-Forman Corp., Class B	3,938
172	Coca-Cola Co. (The)	8,021
17	Molson Coors Brewing Co., Class B	1,139
61	PepsiCo, Inc.	7,015

		20,113

	Biotechnology — 1.3%
15	AbbVie, Inc.	1,383
14	Amgen, Inc.	2,752
446	Gilead Sciences, Inc.	34,712

		38,847

	Building Products — 1.5%
576	A.O. Smith Corp.	34,289
303	Johnson Controls International PLC	11,366

		45,655

	Capital Markets — 1.8%
14	Affiliated Managers Group, Inc.	2,240
14	Ameriprise Financial, Inc.	2,039
139	Bank of New York Mellon Corp. (The)	7,432
13	BlackRock, Inc.	6,536
23	Charles Schwab Corp. (The)	1,174
24	CME Group, Inc.	3,819
106	Franklin Resources, Inc.	3,638
44	Goldman Sachs Group, Inc. (The)	10,447
16	Intercontinental Exchange, Inc.	1,183
54	Invesco Ltd.	1,458
13	Legg Mason, Inc.	444
8	Moody’s Corp.	1,369
21	Nasdaq, Inc.	1,919
65	Northern Trust Corp.	7,099
7	S&P Global, Inc.	1,403
54	State Street Corp.	4,769

		56,969

	Chemicals — 5.7%
15	Air Products & Chemicals, Inc.	2,462
510	Chr. Hansen Holding AS, Sponsored ADR	26,375
450	Ecolab, Inc.	63,315
113	International Flavors & Fragrances, Inc.	15,002
269	Novozymes AS, Sponsored ADR	14,144
66	Praxair, Inc.	11,055
2,037	Symrise AG, Sponsored ADR	45,924

		178,277

	Commercial Services & Supplies — 0.1%
16	Stericycle, Inc.(a)	1,118
25	Waste Management, Inc.	2,250

		3,368

	Communications Equipment — 0.6%
383	Cisco Systems, Inc.	16,197
12	Motorola Solutions, Inc.	1,456

		17,653

	Construction & Engineering — 0.1%
56	Fluor Corp.	2,870

	Consumer Finance — 0.4%
50	American Express Co.	4,976
82	Discover Financial Services	5,856
58	Navient Corp.	766
55	Synchrony Financial	1,592

		13,190

	Containers & Packaging — 0.2%
85	Ball Corp.	3,313
16	Crown Holdings, Inc.(a)	724
59	International Paper Co.	3,170

		7,207

	Distributors — 0.2%
47	Genuine Parts Co.	4,574

	Diversified Consumer Services — 0.0%
16	H&R Block, Inc.	403

	Diversified Telecommunication Services — 1.0%
527	AT&T, Inc.	16,848
264	Verizon Communications, Inc.	13,633

		30,481

	Electric Utilities — 1.4%
255	NextEra Energy, Inc.	42,723
17	Xcel Energy, Inc.	796

		43,519

	Electrical Equipment — 3.9%
184	Acuity Brands, Inc.	25,581
821	Eaton Corp. PLC	68,283
1,338	Vestas Wind Systems AS, Sponsored ADR	28,673

		122,537

	Electronic Equipment, Instruments & Components — 0.1%
16	TE Connectivity Ltd.	1,497

	Food & Staples Retailing — 0.3%
44	Kroger Co. (The)	1,276
100	Sysco Corp.	6,721
26	Walmart, Inc.	2,320

		10,317

	Food Products — 1.4%
86	Campbell Soup Co.	3,517
73	Conagra Brands, Inc.	2,680
1,496	Danone S.A., Sponsored ADR	23,397

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
26	General Mills, Inc.	$1,198
27	Hershey Co. (The)	2,652
17	Hormel Foods Corp.	611
17	J.M. Smucker Co. (The)	1,889
36	Kellogg Co.	2,557
107	Mondelez International, Inc., Class A	4,642

		43,143

	Health Care Equipment & Supplies — 4.7%
67	Baxter International, Inc.	4,854
1,521	Coloplast AS, Sponsored ADR	16,495
603	Danaher Corp.	61,856
18	DENTSPLY SIRONA, Inc.	866
741	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	54,608
63	Medtronic PLC	5,685

		144,364

	Health Care Providers & Services — 1.7%
20	Aetna, Inc.	3,768
25	Anthem, Inc.	6,325
6	Cigna Corp.	1,077
75	CVS Health Corp.	4,864
29	DaVita, Inc.(a)	2,038
7	Envision Healthcare Corp.(a)	310
50	Express Scripts Holding Co.(a)	3,973
907	Fresenius SE & Co. KGaA, Sponsored ADR	17,501
23	HCA Healthcare, Inc.	2,857
10	Humana, Inc.	3,142
2	Laboratory Corp. of America Holdings(a)	351
11	Quest Diagnostics, Inc.	1,185
24	UnitedHealth Group, Inc.	6,077
5	Universal Health Services, Inc., Class B	610

		54,078

	Home Construction — 0.5%
326	Geberit AG, ADR	13,956

	Hotels, Restaurants & Leisure — 0.2%
9	Carnival Corp.	533
7	McDonald’s Corp.	1,103
106	MGM Resorts International	3,325
22	Starbucks Corp.	1,153

		6,114

	Household Durables — 0.9%
8	Lennar Corp., Class A	418
1,669	Sekisui House Ltd., Sponsored ADR	28,498
3	Whirlpool Corp.	394

		29,310

	Household Products — 0.5%
8	Church & Dwight Co., Inc.	447
16	Clorox Co. (The)	2,163
60	Colgate-Palmolive Co.	4,020
126	Procter & Gamble Co. (The)	10,191

		16,821

	Independent Power & Renewable Electricity Producers — 0.3%
75	Ormat Technologies, Inc.	4,069
222	Pattern Energy Group, Inc.	4,122

		8,191

	Industrial Conglomerates — 1.8%
403	General Electric Co.	5,493
162	Roper Technologies, Inc.	48,908

		54,401

	Industrial Other — 0.0%
27	Iron Mountain, Inc.	948

	Insurance — 5.5%
27	Aflac, Inc.	1,257
1,525	AIA Group Ltd., Sponsored ADR	53,619
835	Allianz SE, Sponsored ADR	18,416
10	Allstate Corp. (The)	951
26	Brighthouse Financial, Inc.(a)	1,129
79	Hartford Financial Services Group, Inc. (The)	4,163
1,505	Legal & General Group PLC, Sponsored ADR	26,654
66	Lincoln National Corp.	4,495
125	MetLife, Inc.	5,717
70	Prudential Financial, Inc.	7,064
748	Prudential PLC, Sponsored ADR	35,395
98	Torchmark Corp.	8,631
73	Unum Group	2,900

		170,391

	Internet & Direct Marketing Retail — 1.6%
26	Amazon.com, Inc.(a)	46,213
1	Booking Holdings, Inc.(a)	2,029
6	Netflix, Inc.(a)	2,025
7	TripAdvisor, Inc.(a)	406

		50,673

	Internet Software & Services — 4.9%
7	Akamai Technologies, Inc.(a)	527
82	Alphabet, Inc., Class A(a)	100,632
2	Alphabet, Inc., Class C(a)	2,434
274	Facebook, Inc., Class A(a)	47,287

		150,880

	IT Services — 5.4%
7	Accenture PLC, Class A	1,115
23	Cognizant Technology Solutions Corp., Class A	1,875
48	International Business Machines Corp.	6,957
493	MasterCard, Inc., Class A	97,614
23	PayPal Holdings, Inc.(a)	1,889
408	Visa, Inc., Class A	55,790
75	Western Union Co. (The)	1,512

		166,752

	Life Sciences Tools & Services — 3.1%
19	Agilent Technologies, Inc.	1,255
42	Illumina, Inc.(a)	13,623
349	Thermo Fisher Scientific, Inc.	81,851

		96,729

	Machinery — 1.5%
66	Caterpillar, Inc.	9,491
8	Cummins, Inc.	1,143
38	Deere & Co.	5,502
71	Flowserve Corp.	3,147
5	Ingersoll-Rand PLC	493
21	Parker Hannifin Corp.	3,550
215	Watts Water Technologies, Inc., Series A	18,393
61	Xylem, Inc.	4,670

		46,389

	Media — 0.6%
37	CBS Corp., Class B	1,949
15	Interpublic Group of Cos., Inc. (The)	338
85	News Corp., Class A	1,281
4	Omnicom Group, Inc.	275
32	Twenty-First Century Fox, Inc., Class B	1,421
75	Twenty-First Century Fox, Inc., Class A	3,375
85	Walt Disney Co. (The)	9,653

		18,292

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
169	Newmont Mining Corp.	$6,199

	Multiline Retail — 0.1%
15	Kohl’s Corp.	1,108
12	Macy’s, Inc.	477
26	Target Corp.	2,098

		3,683

	Personal Products — 1.5%
123	Estee Lauder Cos., Inc. (The), Class A	16,597
543	Unilever NV	31,201

		47,798

	Pharmaceuticals — 3.3%
25	Allergan PLC	4,602
72	Bristol-Myers Squibb Co.	4,230
45	Eli Lilly & Co.	4,447
118	Johnson & Johnson	15,637
112	Merck & Co., Inc.	7,378
69	Mylan NV(a)	2,574
1,078	Novo Nordisk AS, Sponsored ADR	53,652
281	Pfizer, Inc.	11,220

		103,740

	Professional Services — 0.1%
40	IHS Markit Ltd.(a)	2,121
38	Nielsen Holdings PLC	895
3	Verisk Analytics, Inc.(a)	332

		3,348

	Real Estate Management & Development — 0.0%
26	CBRE Group, Inc., Class A(a)	1,295

	REITs – Apartments — 0.2%
5	AvalonBay Communities, Inc.	884
53	Equity Residential	3,468
7	Essex Property Trust, Inc.	1,683
4	Mid-America Apartment Communities, Inc.	403

		6,438

	REITs – Diversified — 0.6%
104	Crown Castle International Corp.	11,526
13	Digital Realty Trust, Inc.	1,578
2	Equinix, Inc.	879
24	Vornado Realty Trust	1,726
105	Weyerhaeuser Co.	3,589

		19,298

	REITs – Health Care — 0.3%
55	HCP, Inc.	1,425
40	Ventas, Inc.	2,255
89	Welltower, Inc.	5,571

		9,251

	REITs – Hotels — 0.1%
140	Host Hotels & Resorts, Inc.	2,932

	REITs – Office Property — 0.1%
14	Boston Properties, Inc.	1,757

	REITs – Regional Malls — 0.0%
7	Macerich Co. (The)	413

	REITs – Single Tenant — 0.0%
8	Realty Income Corp.	446

	REITs – Storage — 0.1%
15	Public Storage	3,267

	Road & Rail — 0.7%
33	Kansas City Southern	3,837
46	Norfolk Southern Corp.	7,774
59	Union Pacific Corp.	8,843

		20,454

	Semiconductors & Semiconductor Equipment — 1.4%
54	Advanced Micro Devices, Inc.(a)	990
40	Applied Materials, Inc.	1,945
104	ASML Holding NV, (Registered)	22,256
77	First Solar, Inc.(a)	4,031
219	Intel Corp.	10,534
9	NVIDIA Corp.	2,203
20	QUALCOMM, Inc.	1,282
12	Texas Instruments, Inc.	1,336
1	Xilinx, Inc.	72

		44,649

	Software — 3.9%
9	Autodesk, Inc.(a)	1,156
5	Citrix Systems, Inc.(a)	550
73	Ellie Mae, Inc.(a)	7,243
812	Microsoft Corp.	86,137
552	Oracle Corp.	26,319
23	Symantec Corp.	465

		121,870

	Specialty Retail — 0.4%
15	Best Buy Co., Inc.	1,125
21	Gap, Inc. (The)	634
21	Home Depot, Inc. (The)	4,148
29	Lowe’s Cos., Inc.	2,881
15	Tiffany & Co.	2,063

		10,851

	Technology Hardware, Storage & Peripherals — 0.5%
36	Apple, Inc.	6,851
221	Hewlett Packard Enterprise Co.	3,412
74	HP, Inc.	1,708
23	NetApp, Inc.	1,783
8	Seagate Technology PLC	421
22	Western Digital Corp.	1,543
38	Xerox Corp.	987

		16,705

	Textiles, Apparel & Luxury Goods — 0.2%
26	Hanesbrands, Inc.	579
53	NIKE, Inc., Class B	4,076
4	PVH Corp.	614
7	VF Corp.	645

		5,914

	Trading Companies & Distributors — 0.3%
56	Fastenal Co.	3,188
19	W.W. Grainger, Inc.	6,585

		9,773

	Water Utilities — 0.9%
309	American Water Works Co., Inc.	27,269

	Total Common Stocks (Identified Cost $2,005,861)	2,399,696

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 18.5%
12,455	Loomis Sayles Inflation Protected Securities Fund, Class N	$127,537
11,491	Loomis Sayles Limited Term Government and Agency Fund, Class N	128,012
32,428	Mirova Global Green Bond Fund, Class N	320,066

	Total Affiliated Mutual Funds (Identified Cost $585,967)	575,615

	Total Investments — 95.8% (Identified Cost $2,591,828)	2,975,311
	Other assets less liabilities — 4.2%	130,710

	Net Assets — 100.0%	$3,106,021

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	5.7%
Insurance	5.5
IT Services	5.4
Internet Software & Services	4.9
Health Care Equipment & Supplies	4.7
Banks	4.1
Electrical Equipment	3.9
Software	3.9
Pharmaceuticals	3.3
Life Sciences Tools & Services	3.1
Auto Components	2.1
Automobiles	2.0
Other Investments, less than 2% each	28.7
Affiliated Mutual Funds*	18.5

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	77.3%
Fixed Income	18.5

Total Investments	95.8
Other assets less liabilities	4.2

Net Assets	100.0%

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 83.0% of Net Assets
	Aerospace & Defense — 0.1%
107	Arconic, Inc.	$2,321

	Air Freight & Logistics — 0.3%
65	United Parcel Service, Inc., Class B	7,793

	Auto Components — 2.3%
449	Aptiv PLC	44,034
149	Delphi Technologies PLC	6,730
12	Goodyear Tire & Rubber Co. (The)	291
734	Valeo S.A., Sponsored ADR	17,968

		69,023

	Automobiles — 2.2%
1,803	Byd Co. Ltd., ADR	20,527
350	Toyota Motor Corp., Sponsored ADR	46,144

		66,671

	Banks — 4.3%
544	Bank of America Corp.	16,799
88	Citizens Financial Group, Inc.	3,501
241	Huntington Bancshares, Inc.	3,721
1,352	KBC Group NV, Sponsored ADR	52,038
224	KeyCorp	4,675
597	People’s United Financial, Inc.	10,883
219	Signature Bank	24,027
32	U.S. Bancorp	1,696
183	Wells Fargo & Co.	10,484
89	Zions Bancorporation	4,601

		132,425

	Beverages — 0.7%
83	Brown-Forman Corp., Class B	4,417
182	Coca-Cola Co. (The)	8,487
19	Molson Coors Brewing Co., Class B	1,273
64	PepsiCo, Inc.	7,360

		21,537

	Biotechnology — 1.4%
16	AbbVie, Inc.	1,476
16	Amgen, Inc.	3,145
476	Gilead Sciences, Inc.	37,047

		41,668

	Building Products — 1.6%
611	A.O. Smith Corp.	36,373
304	Johnson Controls International PLC	11,403

		47,776

	Capital Markets — 2.0%
15	Affiliated Managers Group, Inc.	2,400
15	Ameriprise Financial, Inc.	2,185
149	Bank of New York Mellon Corp. (The)	7,967
15	BlackRock, Inc.	7,541
26	Charles Schwab Corp. (The)	1,328
27	CME Group, Inc.	4,296
111	Franklin Resources, Inc.	3,810
44	Goldman Sachs Group, Inc. (The)	10,447
18	Intercontinental Exchange, Inc.	1,330
59	Invesco Ltd.	1,592
11	Legg Mason, Inc.	376
9	Moody’s Corp.	1,540
21	Nasdaq, Inc.	1,919
69	Northern Trust Corp.	7,536
8	S&P Global, Inc.	1,604
57	State Street Corp.	5,034

		60,905

	Chemicals — 6.1%
18	Air Products & Chemicals, Inc.	2,955
524	Chr. Hansen Holding AS, Sponsored ADR	27,099
480	Ecolab, Inc.	67,536
122	International Flavors & Fragrances, Inc.	16,197
288	Novozymes AS, Sponsored ADR	15,143
67	Praxair, Inc.	11,222
2,120	Symrise AG, Sponsored ADR	47,795

		187,947

	Commercial Services & Supplies — 0.1%
18	Stericycle, Inc.(a)	1,257
34	Waste Management, Inc.	3,060

		4,317

	Communications Equipment — 0.6%
403	Cisco Systems, Inc.	17,043
13	Motorola Solutions, Inc.	1,577

		18,620

	Construction & Engineering — 0.1%
60	Fluor Corp.	3,075

	Consumer Finance — 0.5%
52	American Express Co.	5,175
86	Discover Financial Services	6,141
83	Navient Corp.	1,097
51	Synchrony Financial	1,476

		13,889

	Containers & Packaging — 0.3%
92	Ball Corp.	3,585
21	Crown Holdings, Inc.(a)	951
60	International Paper Co.	3,224

		7,760

	Distributors — 0.2%
50	Genuine Parts Co.	4,865

	Diversified Consumer Services — 0.0%
18	H&R Block, Inc.	453

	Diversified Telecommunication Services — 1.0%
553	AT&T, Inc.	17,679
259	Verizon Communications, Inc.	13,375

		31,054

	Electric Utilities — 1.5%
272	NextEra Energy, Inc.	45,571
18	Xcel Energy, Inc.	843

		46,414

	Electrical Equipment — 4.2%
189	Acuity Brands, Inc.	26,277
869	Eaton Corp. PLC	72,275
1,417	Vestas Wind Systems AS, Sponsored ADR	30,366

		128,918

	Electronic Equipment, Instruments & Components — 0.1%
17	TE Connectivity Ltd.	1,591

	Food & Staples Retailing — 0.4%
48	Kroger Co. (The)	1,392
107	Sysco Corp.	7,192
28	Walmart, Inc.	2,498

		11,082

	Food Products — 1.5%
90	Campbell Soup Co.	3,681
75	Conagra Brands, Inc.	2,753
1,584	Danone S.A., Sponsored ADR	24,774

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
30	General Mills, Inc.	$1,382
28	Hershey Co. (The)	2,750
20	Hormel Foods Corp.	720
19	J.M. Smucker Co. (The)	2,111
41	Kellogg Co.	2,912
116	Mondelez International, Inc., Class A	5,032

		46,115

	Health Care Equipment & Supplies — 5.0%
70	Baxter International, Inc.	5,072
1,634	Coloplast AS, Sponsored ADR	17,721
632	Danaher Corp.	64,831
19	DENTSPLY SIRONA, Inc.	914
786	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	57,924
67	Medtronic PLC	6,045

		152,507

	Health Care Providers & Services — 1.9%
22	Aetna, Inc.	4,145
27	Anthem, Inc.	6,831
7	Cigna Corp.	1,256
82	CVS Health Corp.	5,318
29	DaVita, Inc.(a)	2,038
7	Envision Healthcare Corp.(a)	310
50	Express Scripts Holding Co.(a)	3,973
972	Fresenius SE & Co. KGaA, Sponsored ADR	18,755
24	HCA Healthcare, Inc.	2,981
11	Humana, Inc.	3,456
2	Laboratory Corp. of America Holdings(a)	351
12	Quest Diagnostics, Inc.	1,293
25	UnitedHealth Group, Inc.	6,330
3	Universal Health Services, Inc., Class B	366

		57,403

	Home Construction — 0.5%
350	Geberit AG, ADR	14,983

	Hotels, Restaurants & Leisure — 0.2%
11	Carnival Corp.	652
7	McDonald’s Corp.	1,103
112	MGM Resorts International	3,513
23	Starbucks Corp.	1,205

		6,473

	Household Durables — 1.0%
9	Lennar Corp., Class A	470
1,793	Sekisui House Ltd., Sponsored ADR	30,616
3	Whirlpool Corp.	393

		31,479

	Household Products — 0.6%
9	Church & Dwight Co., Inc.	503
17	Clorox Co. (The)	2,298
63	Colgate-Palmolive Co.	4,222
134	Procter & Gamble Co. (The)	10,838

		17,861

	Independent Power & Renewable Electricity Producers — 0.3%
82	Ormat Technologies, Inc.	4,449
260	Pattern Energy Group, Inc.	4,828

		9,277

	Industrial Conglomerates — 1.9%
426	General Electric Co.	5,806
172	Roper Technologies, Inc.	51,927

		57,733

	Industrial Other — 0.0%
31	Iron Mountain, Inc.	1,088

	Insurance — 5.8%
31	Aflac, Inc.	1,443
1,603	AIA Group Ltd., Sponsored ADR	56,362
897	Allianz SE, Sponsored ADR	19,783
11	Allstate Corp. (The)	1,046
27	Brighthouse Financial, Inc.(a)	1,173
74	Hartford Financial Services Group, Inc. (The)	3,900
1,557	Legal & General Group PLC, Sponsored ADR	27,574
69	Lincoln National Corp.	4,699
130	MetLife, Inc.	5,946
74	Prudential Financial, Inc.	7,467
777	Prudential PLC, Sponsored ADR	36,768
103	Torchmark Corp.	9,071
75	Unum Group	2,980

		178,212

	Internet & Direct Marketing Retail — 1.7%
27	Amazon.com, Inc.(a)	47,991
1	Booking Holdings, Inc.(a)	2,029
7	Netflix, Inc.(a)	2,362
8	TripAdvisor, Inc.(a)	464

		52,846

	Internet Software & Services — 5.2%
8	Akamai Technologies, Inc.(a)	602
87	Alphabet, Inc., Class A(a)	106,768
2	Alphabet, Inc., Class C(a)	2,435
292	Facebook, Inc., Class A(a)	50,393

		160,198

	IT Services — 5.8%
8	Accenture PLC, Class A	1,275
25	Cognizant Technology Solutions Corp., Class A	2,038
52	International Business Machines Corp.	7,536
525	MasterCard, Inc., Class A	103,950
25	PayPal Holdings, Inc.(a)	2,053
438	Visa, Inc., Class A	59,892
80	Western Union Co. (The)	1,613

		178,357

	Life Sciences Tools & Services — 3.4%
21	Agilent Technologies, Inc.	1,387
45	Illumina, Inc.(a)	14,596
371	Thermo Fisher Scientific, Inc.	87,011

		102,994

	Machinery — 1.6%
70	Caterpillar, Inc.	10,066
8	Cummins, Inc.	1,142
40	Deere & Co.	5,792
75	Flowserve Corp.	3,325
5	Ingersoll-Rand PLC	493
21	Parker Hannifin Corp.	3,550
231	Watts Water Technologies, Inc., Series A	19,762
67	Xylem, Inc.	5,129

		49,259

	Media — 0.6%
43	CBS Corp., Class B	2,265
17	Interpublic Group of Cos., Inc. (The)	383
91	News Corp., Class A	1,371
5	Omnicom Group, Inc.	344
74	Twenty-First Century Fox, Inc., Class A	3,330
35	Twenty-First Century Fox, Inc., Class B	1,555
91	Walt Disney Co. (The)	10,334

		19,582

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
179	Newmont Mining Corp.	$6,566

	Multiline Retail — 0.1%
17	Kohl’s Corp.	1,256
13	Macy’s, Inc.	516
28	Target Corp.	2,259

		4,031

	Personal Products — 1.6%
131	Estee Lauder Cos., Inc. (The), Class A	17,677
564	Unilever NV	32,408

		50,085

	Pharmaceuticals — 3.5%
27	Allergan PLC	4,970
75	Bristol-Myers Squibb Co.	4,406
47	Eli Lilly & Co.	4,644
122	Johnson & Johnson	16,168
120	Merck & Co., Inc.	7,904
70	Mylan NV(a)	2,612
1,127	Novo Nordisk AS, Sponsored ADR	56,091
301	Pfizer, Inc.	12,019

		108,814

	Professional Services — 0.1%
43	IHS Markit Ltd.(a)	2,280
41	Nielsen Holdings PLC	966
4	Verisk Analytics, Inc.(a)	443

		3,689

	Real Estate Management & Development — 0.0%
28	CBRE Group, Inc., Class A(a)	1,394

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,061
55	Equity Residential	3,599
8	Essex Property Trust, Inc.	1,923
4	Mid-America Apartment Communities, Inc.	403

		6,986

	REITs – Diversified — 0.7%
110	Crown Castle International Corp.	12,191
16	Digital Realty Trust, Inc.	1,943
3	Equinix, Inc.	1,318
26	Vornado Realty Trust	1,870
110	Weyerhaeuser Co.	3,760

		21,082

	REITs – Health Care — 0.3%
60	HCP, Inc.	1,554
44	Ventas, Inc.	2,481
97	Welltower, Inc.	6,072

		10,107

	REITs – Hotels — 0.1%
149	Host Hotels & Resorts, Inc.	3,120

	REITs – Office Property — 0.1%
16	Boston Properties, Inc.	2,008

	REITs – Regional Malls — 0.0%
7	Macerich Co. (The)	413

	REITs – Single Tenant — 0.0%
8	Realty Income Corp.	446

	REITs – Storage — 0.1%
18	Public Storage	3,921

	Road & Rail — 0.7%
34	Kansas City Southern	3,953
51	Norfolk Southern Corp.	8,619
65	Union Pacific Corp.	9,743

		22,315

	Semiconductors & Semiconductor Equipment — 1.6%
58	Advanced Micro Devices, Inc.(a)	1,063
43	Applied Materials, Inc.	2,091
112	ASML Holding NV, (Registered)	23,968
85	First Solar, Inc.(a)	4,450
233	Intel Corp.	11,207
10	NVIDIA Corp.	2,449
22	QUALCOMM, Inc.	1,410
13	Texas Instruments, Inc.	1,447
1	Xilinx, Inc.	72

		48,157

	Software — 4.2%
9	Autodesk, Inc.(a)	1,156
5	Citrix Systems, Inc.(a)	550
77	Ellie Mae, Inc.(a)	7,640
872	Microsoft Corp.	92,502
585	Oracle Corp.	27,893
25	Symantec Corp.	505

		130,246

	Specialty Retail — 0.4%
16	Best Buy Co., Inc.	1,201
23	Gap, Inc. (The)	694
22	Home Depot, Inc. (The)	4,345
33	Lowe’s Cos., Inc.	3,278
14	Tiffany & Co.	1,926

		11,444

	Technology Hardware, Storage & Peripherals — 0.6%
41	Apple, Inc.	7,802
241	Hewlett Packard Enterprise Co.	3,721
86	HP, Inc.	1,985
26	NetApp, Inc.	2,015
8	Seagate Technology PLC	421
24	Western Digital Corp.	1,684
38	Xerox Corp.	987

		18,615

	Textiles, Apparel & Luxury Goods — 0.2%
32	Hanesbrands, Inc.	712
59	NIKE, Inc., Class B	4,538
5	PVH Corp.	768
8	VF Corp.	736

		6,754

	Trading Companies & Distributors — 0.3%
61	Fastenal Co.	3,473
20	W.W. Grainger, Inc.	6,931

		10,404

	Water Utilities — 1.0%
330	American Water Works Co., Inc.	29,122

	Total Common Stocks (Identified Cost $2,124,919)	2,546,190

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 12.7%
12,664	Loomis Sayles Inflation Protected Securities Fund, Class N	$129,680
5,829	Loomis Sayles Limited Term Government and Agency Fund, Class N	64,934
19,753	Mirova Global Green Bond Fund, Class N	194,961

	Total Affiliated Mutual Funds (Identified Cost $396,540)	389,575

	Total Investments — 95.7% (Identified Cost $2,521,459)	2,935,765
	Other assets less liabilities — 4.3%	130,965

	Net Assets — 100.0%	$3,066,730

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	6.1%
IT Services	5.8
Insurance	5.8
Internet Software & Services	5.2
Health Care Equipment & Supplies	5.0
Banks	4.3
Software	4.2
Electrical Equipment	4.2
Pharmaceuticals	3.5
Life Sciences Tools & Services	3.4
Auto Components	2.3
Automobiles	2.2
Capital Markets	2.0
Other Investments, less than 2% each	29.0
Affiliated Mutual Funds*	12.7

Total Investments	95.7
Other assets less liabilities	4.3

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	83.0%
Fixed Income	12.7

Total Investments	95.7
Other assets less liabilities	4.3

Net Assets	100.0%

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 87.0% of Net Assets
	Aerospace & Defense — 0.1%
92	Arconic, Inc.	$1,996

	Air Freight & Logistics — 0.2%
52	United Parcel Service, Inc., Class B	6,234

	Auto Components — 2.4%
396	Aptiv PLC	38,836
132	Delphi Technologies PLC	5,962
10	Goodyear Tire & Rubber Co. (The)	242
651	Valeo S.A., Sponsored ADR	15,937

		60,977

	Automobiles — 2.4%
1,611	Byd Co. Ltd., ADR	18,341
315	Toyota Motor Corp., Sponsored ADR	41,530

		59,871

	Banks — 4.5%
445	Bank of America Corp.	13,742
74	Citizens Financial Group, Inc.	2,944
194	Huntington Bancshares, Inc.	2,995
1,207	KBC Group NV, Sponsored ADR	46,457
180	KeyCorp	3,757
490	People’s United Financial, Inc.	8,933
202	Signature Bank	22,161
26	U.S. Bancorp	1,378
148	Wells Fargo & Co.	8,479
74	Zions Bancorporation	3,826

		114,672

	Beverages — 0.7%
63	Brown-Forman Corp., Class B	3,353
147	Coca-Cola Co. (The)	6,855
16	Molson Coors Brewing Co., Class B	1,072
53	PepsiCo, Inc.	6,095

		17,375

	Biotechnology — 1.4%
13	AbbVie, Inc.	1,199
12	Amgen, Inc.	2,358
425	Gilead Sciences, Inc.	33,078

		36,635

	Building Products — 1.6%
547	A.O. Smith Corp.	32,563
245	Johnson Controls International PLC	9,190

		41,753

	Capital Markets — 2.0%
12	Affiliated Managers Group, Inc.	1,920
12	Ameriprise Financial, Inc.	1,748
121	Bank of New York Mellon Corp. (The)	6,470
12	BlackRock, Inc.	6,033
25	Charles Schwab Corp. (The)	1,277
22	CME Group, Inc.	3,501
93	Franklin Resources, Inc.	3,192
36	Goldman Sachs Group, Inc. (The)	8,547
17	Intercontinental Exchange, Inc.	1,256
52	Invesco Ltd.	1,403
11	Legg Mason, Inc.	375
7	Moody’s Corp.	1,198
18	Nasdaq, Inc.	1,645
58	Northern Trust Corp.	6,335
6	S&P Global, Inc.	1,203
48	State Street Corp.	4,239

		50,342

	Chemicals — 6.5%
14	Air Products & Chemicals, Inc.	2,298
486	Chr. Hansen Holding AS, Sponsored ADR	25,133
418	Ecolab, Inc.	58,813
101	International Flavors & Fragrances, Inc.	13,409
239	Novozymes AS, Sponsored ADR	12,567
55	Praxair, Inc.	9,213
1,907	Symrise AG, Sponsored ADR	42,993

		164,426

	Commercial Services & Supplies — 0.1%
14	Stericycle, Inc.(a)	978
27	Waste Management, Inc.	2,430

		3,408

	Communications Equipment — 0.6%
328	Cisco Systems, Inc.	13,871
13	Motorola Solutions, Inc.	1,577

		15,448

	Construction & Engineering — 0.1%
48	Fluor Corp.	2,460

	Consumer Finance — 0.5%
43	American Express Co.	4,279
70	Discover Financial Services	4,999
70	Navient Corp.	925
45	Synchrony Financial	1,302

		11,505

	Containers & Packaging — 0.2%
78	Ball Corp.	3,040
12	Crown Holdings, Inc.(a)	543
51	International Paper Co.	2,740

		6,323

	Distributors — 0.2%
40	Genuine Parts Co.	3,892

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	377

	Diversified Telecommunication Services — 1.0%
451	AT&T, Inc.	14,419
219	Verizon Communications, Inc.	11,309

		25,728

	Electric Utilities — 1.6%
241	NextEra Energy, Inc.	40,377
14	Xcel Energy, Inc.	656

		41,033

	Electrical Equipment — 4.5%
172	Acuity Brands, Inc.	23,913
773	Eaton Corp. PLC	64,290
1,267	Vestas Wind Systems AS, Sponsored ADR	27,152

		115,355

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,310

	Food & Staples Retailing — 0.4%
38	Kroger Co. (The)	1,102
87	Sysco Corp.	5,847
22	Walmart, Inc.	1,963

		8,912

	Food Products — 1.5%
73	Campbell Soup Co.	2,986
62	Conagra Brands, Inc.	2,276
1,415	Danone S.A., Sponsored ADR	22,131

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
25	General Mills, Inc.	$1,151
21	Hershey Co. (The)	2,062
16	Hormel Foods Corp.	576
15	J.M. Smucker Co. (The)	1,667
33	Kellogg Co.	2,344
93	Mondelez International, Inc., Class A	4,034

		39,227

	Health Care Equipment & Supplies — 5.2%
57	Baxter International, Inc.	4,130
1,352	Coloplast AS, Sponsored ADR	14,662
560	Danaher Corp.	57,445
17	DENTSPLY SIRONA, Inc.	818
701	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	51,660
55	Medtronic PLC	4,963

		133,678

	Health Care Providers & Services — 1.9%
17	Aetna, Inc.	3,202
23	Anthem, Inc.	5,819
7	Cigna Corp.	1,256
66	CVS Health Corp.	4,281
25	DaVita, Inc.(a)	1,757
7	Envision Healthcare Corp.(a)	310
43	Express Scripts Holding Co.(a)	3,417
860	Fresenius SE & Co. KGaA, Sponsored ADR	16,594
22	HCA Healthcare, Inc.	2,733
9	Humana, Inc.	2,827
2	Laboratory Corp. of America Holdings(a)	351
10	Quest Diagnostics, Inc.	1,077
22	UnitedHealth Group, Inc.	5,571
2	Universal Health Services, Inc., Class B	244

		49,439

	Home Construction — 0.5%
290	Geberit AG, ADR	12,415

	Hotels, Restaurants & Leisure — 0.2%
9	Carnival Corp.	533
6	McDonald’s Corp.	945
90	MGM Resorts International	2,824
23	Starbucks Corp.	1,205

		5,507

	Household Durables — 1.1%
8	Lennar Corp., Class A	418
1,587	Sekisui House Ltd., Sponsored ADR	27,098
2	Whirlpool Corp.	262

		27,778

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	391
13	Clorox Co. (The)	1,757
52	Colgate-Palmolive Co.	3,485
109	Procter & Gamble Co. (The)	8,816

		14,449

	Independent Power & Renewable Electricity Producers — 0.3%
70	Ormat Technologies, Inc.	3,797
219	Pattern Energy Group, Inc.	4,067

		7,864

	Industrial Conglomerates — 2.0%
344	General Electric Co.	4,689
153	Roper Technologies, Inc.	46,190

		50,879

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	913

	Insurance — 6.2%
26	Aflac, Inc.	1,210
1,430	AIA Group Ltd., Sponsored ADR	50,279
807	Allianz SE, Sponsored ADR	17,798
9	Allstate Corp. (The)	856
22	Brighthouse Financial, Inc.(a)	955
63	Hartford Financial Services Group, Inc. (The)	3,320
1,427	Legal & General Group PLC, Sponsored ADR	25,272
55	Lincoln National Corp.	3,746
107	MetLife, Inc.	4,894
60	Prudential Financial, Inc.	6,055
709	Prudential PLC, Sponsored ADR	33,550
83	Torchmark Corp.	7,310
62	Unum Group	2,463

		157,708

	Internet & Direct Marketing Retail — 1.9%
24	Amazon.com, Inc.(a)	42,658
1	Booking Holdings, Inc.(a)	2,029
6	Netflix, Inc.(a)	2,025
7	TripAdvisor, Inc.(a)	406

		47,118

	Internet Software & Services — 5.6%
6	Akamai Technologies, Inc.(a)	452
78	Alphabet, Inc., Class A(a)	95,723
2	Alphabet, Inc., Class C(a)	2,434
260	Facebook, Inc., Class A(a)	44,871

		143,480

	IT Services — 6.2%
6	Accenture PLC, Class A	956
21	Cognizant Technology Solutions Corp., Class A	1,711
41	International Business Machines Corp.	5,942
468	MasterCard, Inc., Class A	92,664
20	PayPal Holdings, Inc.(a)	1,643
390	Visa, Inc., Class A	53,329
61	Western Union Co. (The)	1,230

		157,475

	Life Sciences Tools & Services — 3.6%
20	Agilent Technologies, Inc.	1,321
37	Illumina, Inc.(a)	12,001
334	Thermo Fisher Scientific, Inc.	78,333

		91,655

	Machinery — 1.6%
56	Caterpillar, Inc.	8,053
7	Cummins, Inc.	1,000
31	Deere & Co.	4,488
61	Flowserve Corp.	2,704
4	Ingersoll-Rand PLC	394
17	Parker Hannifin Corp.	2,874
201	Watts Water Technologies, Inc., Series A	17,196
56	Xylem, Inc.	4,287

		40,996

	Media — 0.6%
30	CBS Corp., Class B	1,580
14	Interpublic Group of Cos., Inc. (The)	316
72	News Corp., Class A	1,085
4	Omnicom Group, Inc.	275
33	Twenty-First Century Fox, Inc., Class B	1,466
57	Twenty-First Century Fox, Inc., Class A	2,565
75	Walt Disney Co. (The)	8,517

		15,804

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
146	Newmont Mining Corp.	$5,355

	Multiline Retail — 0.1%
14	Kohl’s Corp.	1,034
11	Macy’s, Inc.	437
22	Target Corp.	1,775

		3,246

	Personal Products — 1.8%
116	Estee Lauder Cos., Inc. (The), Class A	15,653
517	Unilever NV	29,707

		45,360

	Pharmaceuticals — 3.6%
22	Allergan PLC	4,050
62	Bristol-Myers Squibb Co.	3,642
39	Eli Lilly & Co.	3,854
99	Johnson & Johnson	13,119
95	Merck & Co., Inc.	6,258
59	Mylan NV(a)	2,201
1,006	Novo Nordisk AS, Sponsored ADR	50,069
245	Pfizer, Inc.	9,783

		92,976

	Professional Services — 0.1%
34	IHS Markit Ltd.(a)	1,803
32	Nielsen Holdings PLC	754
3	Verisk Analytics, Inc.(a)	332

		2,889

	Real Estate Management & Development — 0.1%
28	CBRE Group, Inc., Class A(a)	1,394

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,061
42	Equity Residential	2,748
7	Essex Property Trust, Inc.	1,683
4	Mid-America Apartment Communities, Inc.	403

		5,895

	REITs – Diversified — 0.7%
89	Crown Castle International Corp.	9,864
12	Digital Realty Trust, Inc.	1,457
2	Equinix, Inc.	879
21	Vornado Realty Trust	1,510
93	Weyerhaeuser Co.	3,179

		16,889

	REITs – Health Care — 0.3%
49	HCP, Inc.	1,269
35	Ventas, Inc.	1,973
83	Welltower, Inc.	5,196

		8,438

	REITs – Hotels — 0.1%
120	Host Hotels & Resorts, Inc.	2,513

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,883

	REITs – Regional Malls — 0.0%
6	Macerich Co. (The)	354

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	390

	REITs – Storage — 0.1%
14	Public Storage	3,050

	Road & Rail — 0.7%
27	Kansas City Southern	3,140
39	Norfolk Southern Corp.	6,591
53	Union Pacific Corp.	7,944

		17,675

	Semiconductors & Semiconductor Equipment — 1.7%
46	Advanced Micro Devices, Inc.(a)	843
38	Applied Materials, Inc.	1,848
102	ASML Holding NV, (Registered)	21,828
72	First Solar, Inc.(a)	3,769
191	Intel Corp.	9,187
8	NVIDIA Corp.	1,959
21	QUALCOMM, Inc.	1,346
13	Texas Instruments, Inc.	1,447
1	Xilinx, Inc.	72

		42,299

	Software — 4.5%
8	Autodesk, Inc.(a)	1,028
4	Citrix Systems, Inc.(a)	440
69	Ellie Mae, Inc.(a)	6,846
768	Microsoft Corp.	81,469
513	Oracle Corp.	24,460
18	Symantec Corp.	364

		114,607

	Specialty Retail — 0.4%
13	Best Buy Co., Inc.	975
18	Gap, Inc. (The)	543
19	Home Depot, Inc. (The)	3,753
29	Lowe’s Cos., Inc.	2,881
12	Tiffany & Co.	1,651

		9,803

	Technology Hardware, Storage & Peripherals — 0.6%
34	Apple, Inc.	6,470
201	Hewlett Packard Enterprise Co.	3,103
60	HP, Inc.	1,385
21	NetApp, Inc.	1,628
7	Seagate Technology PLC	368
23	Western Digital Corp.	1,614
32	Xerox Corp.	831

		15,399

	Textiles, Apparel & Luxury Goods — 0.2%
15	Hanesbrands, Inc.	334
49	NIKE, Inc., Class B	3,769
4	PVH Corp.	614
7	VF Corp.	644

		5,361

	Trading Companies & Distributors — 0.4%
53	Fastenal Co.	3,017
17	W.W. Grainger, Inc.	5,892

		8,909

	Water Utilities — 1.0%
290	American Water Works Co., Inc.	25,593

	Total Common Stocks (Identified Cost $1,857,439)	2,216,695

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 8.6%
5,343	Loomis Sayles Inflation Protected Securities Fund, Class N	$54,711
4,921	Loomis Sayles Limited Term Government and Agency Fund, Class N	54,815
11,114	Mirova Global Green Bond Fund, Class N	109,697

	Total Affiliated Mutual Funds (Identified Cost $223,329)	219,223

	Total Investments — 95.6% (Identified Cost $2,080,768)	2,435,918
	Other assets less liabilities — 4.4%	111,940

	Net Assets — 100.0%	$2,547,858

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	6.5%
Insurance	6.2
IT Services	6.2
Internet Software & Services	5.6
Health Care Equipment & Supplies	5.2
Electrical Equipment	4.5
Banks	4.5
Software	4.5
Pharmaceuticals	3.6
Life Sciences Tools & Services	3.6
Auto Components	2.4
Automobiles	2.4
Industrial Conglomerates	2.0
Capital Markets	2.0
Other Investments, less than 2% each	27.8
Affiliated Mutual Funds*	8.6

Total Investments	95.6
Other assets less liabilities	4.4

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	87.0%
Fixed Income	8.6

Total Investments	95.6
Other assets less liabilities	4.4

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 88.0% of Net Assets
	Aerospace & Defense — 0.1%
82	Arconic, Inc.	$1,779

	Air Freight & Logistics — 0.2%
51	United Parcel Service, Inc., Class B	6,114

	Auto Components — 2.5%
409	Aptiv PLC	40,111
136	Delphi Technologies PLC	6,143
10	Goodyear Tire & Rubber Co. (The)	242
672	Valeo S.A., Sponsored ADR	16,450

		62,946

	Automobiles — 2.4%
1,657	Byd Co. Ltd., ADR	18,865
325	Toyota Motor Corp., Sponsored ADR	42,848

		61,713

	Banks — 4.5%
428	Bank of America Corp.	13,217
74	Citizens Financial Group, Inc.	2,944
193	Huntington Bancshares, Inc.	2,980
1,256	KBC Group NV, Sponsored ADR	48,343
180	KeyCorp	3,757
476	People’s United Financial, Inc.	8,677
198	Signature Bank	21,722
26	U.S. Bancorp	1,378
141	Wells Fargo & Co.	8,078
74	Zions Bancorporation	3,826

		114,922

	Beverages — 0.7%
63	Brown-Forman Corp., Class B	3,353
140	Coca-Cola Co. (The)	6,528
16	Molson Coors Brewing Co., Class B	1,072
51	PepsiCo, Inc.	5,865

		16,818

	Biotechnology — 1.4%
13	AbbVie, Inc.	1,199
11	Amgen, Inc.	2,162
425	Gilead Sciences, Inc.	33,078

		36,439

	Building Products — 1.6%
550	A.O. Smith Corp.	32,742
234	Johnson Controls International PLC	8,777

		41,519

	Capital Markets — 1.9%
12	Affiliated Managers Group, Inc.	1,920
12	Ameriprise Financial, Inc.	1,748
116	Bank of New York Mellon Corp. (The)	6,203
11	BlackRock, Inc.	5,530
21	Charles Schwab Corp. (The)	1,072
21	CME Group, Inc.	3,342
92	Franklin Resources, Inc.	3,157
34	Goldman Sachs Group, Inc. (The)	8,073
14	Intercontinental Exchange, Inc.	1,035
52	Invesco Ltd.	1,403
11	Legg Mason, Inc.	375
7	Moody’s Corp.	1,198
18	Nasdaq, Inc.	1,645
55	Northern Trust Corp.	6,007
6	S&P Global, Inc.	1,203
48	State Street Corp.	4,239

		48,150

	Chemicals — 6.5%
14	Air Products & Chemicals, Inc.	2,298
469	Chr. Hansen Holding AS, Sponsored ADR	24,254
426	Ecolab, Inc.	59,938
104	International Flavors & Fragrances, Inc.	13,807
247	Novozymes AS, Sponsored ADR	12,987
51	Praxair, Inc.	8,543
1,968	Symrise AG, Sponsored ADR	44,369

		166,196

	Commercial Services & Supplies — 0.1%
14	Stericycle, Inc.(a)	978
29	Waste Management, Inc.	2,610

		3,588

	Communications Equipment — 0.6%
319	Cisco Systems, Inc.	13,490
13	Motorola Solutions, Inc.	1,577

		15,067

	Construction & Engineering — 0.1%
47	Fluor Corp.	2,409

	Consumer Finance — 0.4%
42	American Express Co.	4,180
67	Discover Financial Services	4,784
68	Navient Corp.	898
38	Synchrony Financial	1,100

		10,962

	Containers & Packaging — 0.3%
78	Ball Corp.	3,040
17	Crown Holdings, Inc.(a)	769
48	International Paper Co.	2,579

		6,388

	Distributors — 0.2%
39	Genuine Parts Co.	3,795

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	377

	Diversified Telecommunication Services — 1.0%
432	AT&T, Inc.	13,811
211	Verizon Communications, Inc.	10,896

		24,707

	Electric Utilities — 1.6%
245	NextEra Energy, Inc.	41,047
14	Xcel Energy, Inc.	656

		41,703

	Electrical Equipment — 4.7%
177	Acuity Brands, Inc.	24,609
790	Eaton Corp. PLC	65,704
1,303	Vestas Wind Systems AS, Sponsored ADR	27,923

		118,236

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,310

	Food & Staples Retailing — 0.4%
38	Kroger Co. (The)	1,102
85	Sysco Corp.	5,713
22	Walmart, Inc.	1,963

		8,778

	Food Products — 1.6%
65	Campbell Soup Co.	2,658
61	Conagra Brands, Inc.	2,239
1,456	Danone S.A., Sponsored ADR	22,772

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
25	General Mills, Inc.	$1,152
21	Hershey Co. (The)	2,062
16	Hormel Foods Corp.	576
15	J.M. Smucker Co. (The)	1,667
33	Kellogg Co.	2,344
90	Mondelez International, Inc., Class A	3,904

		39,374

	Health Care Equipment & Supplies — 5.4%
54	Baxter International, Inc.	3,912
1,397	Coloplast AS, Sponsored ADR	15,151
580	Danaher Corp.	59,496
14	DENTSPLY SIRONA, Inc.	674
730	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	53,797
52	Medtronic PLC	4,692

		137,722

	Health Care Providers & Services — 1.9%
16	Aetna, Inc.	3,014
21	Anthem, Inc.	5,313
6	Cigna Corp.	1,076
66	CVS Health Corp.	4,281
25	DaVita, Inc.(a)	1,757
2	Envision Healthcare Corp.(a)	89
41	Express Scripts Holding Co.(a)	3,258
870	Fresenius SE & Co. KGaA, Sponsored ADR	16,787
22	HCA Healthcare, Inc.	2,733
8	Humana, Inc.	2,513
2	Laboratory Corp. of America Holdings(a)	351
10	Quest Diagnostics, Inc.	1,077
22	UnitedHealth Group, Inc.	5,571
2	Universal Health Services, Inc., Class B	244

		48,064

	Home Construction — 0.5%
300	Geberit AG, ADR	12,843

	Hotels, Restaurants & Leisure — 0.2%
9	Carnival Corp.	533
6	McDonald’s Corp.	945
96	MGM Resorts International	3,012
19	Starbucks Corp.	995

		5,485

	Household Durables — 1.1%
8	Lennar Corp., Class A	418
1,629	Sekisui House Ltd., Sponsored ADR	27,815
2	Whirlpool Corp.	263

		28,496

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	391
13	Clorox Co. (The)	1,757
52	Colgate-Palmolive Co.	3,485
106	Procter & Gamble Co. (The)	8,573

		14,206

	Independent Power & Renewable Electricity Producers — 0.3%
68	Ormat Technologies, Inc.	3,689
213	Pattern Energy Group, Inc.	3,955

		7,644

	Industrial Conglomerates — 2.1%
328	General Electric Co.	4,471
158	Roper Technologies, Inc.	47,700

		52,171

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	913

	Insurance — 6.3%
26	Aflac, Inc.	1,210
1,488	AIA Group Ltd., Sponsored ADR	52,318
823	Allianz SE, Sponsored ADR	18,151
9	Allstate Corp. (The)	856
21	Brighthouse Financial, Inc.(a)	912
63	Hartford Financial Services Group, Inc. (The)	3,320
1,468	Legal & General Group PLC, Sponsored ADR	25,998
56	Lincoln National Corp.	3,814
103	MetLife, Inc.	4,711
59	Prudential Financial, Inc.	5,954
722	Prudential PLC, Sponsored ADR	34,165
80	Torchmark Corp.	7,046
61	Unum Group	2,424

		160,879

	Internet & Direct Marketing Retail — 1.9%
25	Amazon.com, Inc.(a)	44,436
1	Booking Holdings, Inc.(a)	2,029
6	Netflix, Inc.(a)	2,024
7	TripAdvisor, Inc.(a)	406

		48,895

	Internet Software & Services — 5.7%
6	Akamai Technologies, Inc.(a)	452
79	Alphabet, Inc., Class A(a)	96,950
2	Alphabet, Inc., Class C(a)	2,434
267	Facebook, Inc., Class A(a)	46,079

		145,915

	IT Services — 6.3%
6	Accenture PLC, Class A	956
20	Cognizant Technology Solutions Corp., Class A	1,630
40	International Business Machines Corp.	5,797
482	MasterCard, Inc., Class A	95,436
20	PayPal Holdings, Inc.(a)	1,643
391	Visa, Inc., Class A	53,465
63	Western Union Co. (The)	1,270

		160,197

	Life Sciences Tools & Services — 3.6%
17	Agilent Technologies, Inc.	1,123
38	Illumina, Inc.(a)	12,326
336	Thermo Fisher Scientific, Inc.	78,802

		92,251

	Machinery — 1.6%
55	Caterpillar, Inc.	7,909
6	Cummins, Inc.	857
31	Deere & Co.	4,489
58	Flowserve Corp.	2,571
4	Ingersoll-Rand PLC	394
17	Parker Hannifin Corp.	2,874
207	Watts Water Technologies, Inc., Series A	17,709
56	Xylem, Inc.	4,287

		41,090

	Media — 0.6%
31	CBS Corp., Class B	1,633
14	Interpublic Group of Cos., Inc. (The)	316
72	News Corp., Class A	1,085
4	Omnicom Group, Inc.	275
33	Twenty-First Century Fox, Inc., Class B	1,466
58	Twenty-First Century Fox, Inc., Class A	2,610
73	Walt Disney Co. (The)	8,290

		15,675

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
140	Newmont Mining Corp.	$5,135

	Multiline Retail — 0.1%
14	Kohl’s Corp.	1,034
10	Macy’s, Inc.	398
21	Target Corp.	1,694

		3,126

	Personal Products — 1.8%
123	Estee Lauder Cos., Inc. (The), Class A	16,598
526	Unilever NV	30,224

		46,822

	Pharmaceuticals — 3.7%
21	Allergan PLC	3,866
62	Bristol-Myers Squibb Co.	3,643
39	Eli Lilly & Co.	3,854
97	Johnson & Johnson	12,854
96	Merck & Co., Inc.	6,324
59	Mylan NV(a)	2,201
1,047	Novo Nordisk AS, Sponsored ADR	52,109
240	Pfizer, Inc.	9,583

		94,434

	Professional Services — 0.1%
30	IHS Markit Ltd.(a)	1,591
31	Nielsen Holdings PLC	730
3	Verisk Analytics, Inc.(a)	332

		2,653

	Real Estate Management & Development — 0.1%
28	CBRE Group, Inc., Class A(a)	1,394

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,061
42	Equity Residential	2,748
7	Essex Property Trust, Inc.	1,683
4	Mid-America Apartment Communities, Inc.	403

		5,895

	REITs – Diversified — 0.6%
85	Crown Castle International Corp.	9,420
12	Digital Realty Trust, Inc.	1,457
2	Equinix, Inc.	879
18	Vornado Realty Trust	1,295
93	Weyerhaeuser Co.	3,179

		16,230

	REITs – Health Care — 0.3%
47	HCP, Inc.	1,217
35	Ventas, Inc.	1,974
80	Welltower, Inc.	5,008

		8,199

	REITs – Hotels — 0.1%
116	Host Hotels & Resorts, Inc.	2,429

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,883

	REITs – Regional Malls — 0.0%
3	Macerich Co. (The)	177

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	390

	REITs – Storage — 0.1%
12	Public Storage	2,614

	Road & Rail — 0.7%
27	Kansas City Southern	3,140
39	Norfolk Southern Corp.	6,591
52	Union Pacific Corp.	7,794

		17,525

	Semiconductors & Semiconductor Equipment — 1.7%
46	Advanced Micro Devices, Inc.(a)	843
36	Applied Materials, Inc.	1,751
104	ASML Holding NV, (Registered)	22,256
71	First Solar, Inc.(a)	3,717
188	Intel Corp.	9,043
9	NVIDIA Corp.	2,204
21	QUALCOMM, Inc.	1,346
11	Texas Instruments, Inc.	1,224
1	Xilinx, Inc.	72

		42,456

	Software — 4.6%
8	Autodesk, Inc.(a)	1,028
4	Citrix Systems, Inc.(a)	440
71	Ellie Mae, Inc.(a)	7,045
780	Microsoft Corp.	82,742
512	Oracle Corp.	24,412
19	Symantec Corp.	384

		116,051

	Specialty Retail — 0.4%
13	Best Buy Co., Inc.	975
17	Gap, Inc. (The)	513
19	Home Depot, Inc. (The)	3,753
27	Lowe’s Cos., Inc.	2,682
12	Tiffany & Co.	1,651

		9,574

	Technology Hardware, Storage & Peripherals — 0.6%
33	Apple, Inc.	6,280
198	Hewlett Packard Enterprise Co.	3,057
70	HP, Inc.	1,616
21	NetApp, Inc.	1,628
7	Seagate Technology PLC	368
23	Western Digital Corp.	1,613
32	Xerox Corp.	831

		15,393

	Textiles, Apparel & Luxury Goods — 0.2%
15	Hanesbrands, Inc.	334
49	NIKE, Inc., Class B	3,769
4	PVH Corp.	614
7	VF Corp.	644

		5,361

	Trading Companies & Distributors — 0.4%
51	Fastenal Co.	2,903
17	W.W. Grainger, Inc.	5,892

		8,795

	Water Utilities — 1.0%
294	American Water Works Co., Inc.	25,946

	Total Common Stocks (Identified Cost $1,866,761)	2,238,218

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 7.1%
5,896	Loomis Sayles Inflation Protected Securities Fund, Class N	$60,378
2,724	Loomis Sayles Limited Term Government and Agency Fund, Class N	30,347
9,203	Mirova Global Green Bond Fund, Class N	90,833

	Total Affiliated Mutual Funds (Identified Cost $184,622)	181,558

	Total Investments — 95.1% (Identified Cost $2,051,383)	2,419,776
	Other assets less liabilities — 4.9%	123,979

	Net Assets — 100.0%	$2,543,755

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	6.5%
Insurance	6.3
IT Services	6.3
Internet Software & Services	5.7
Health Care Equipment & Supplies	5.4
Electrical Equipment	4.7
Software	4.6
Banks	4.5
Pharmaceuticals	3.7
Life Sciences Tools & Services	3.6
Auto Components	2.5
Automobiles	2.4
Industrial Conglomerates	2.1
Other Investments, less than 2% each	29.7
Affiliated Mutual Funds*	7.1

Total Investments	95.1
Other assets less liabilities	4.9

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	88.0%
Fixed Income	7.1

Total Investments	95.1
Other assets less liabilities	4.9

Net Assets	100.0%

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 88.6% of Net Assets
	Aerospace & Defense — 0.1%
91	Arconic, Inc.	$1,974

	Air Freight & Logistics — 0.3%
56	United Parcel Service, Inc., Class B	6,714

	Auto Components — 2.4%
410	Aptiv PLC	40,209
136	Delphi Technologies PLC	6,143
10	Goodyear Tire & Rubber Co. (The)	242
627	Valeo S.A., Sponsored ADR	15,349

		61,943

	Automobiles — 2.4%
1,643	Byd Co. Ltd., ADR	18,705
326	Toyota Motor Corp., Sponsored ADR	42,980

		61,685

	Banks — 4.7%
476	Bank of America Corp.	14,699
74	Citizens Financial Group, Inc.	2,944
192	Huntington Bancshares, Inc.	2,964
1,261	KBC Group NV, Sponsored ADR	48,536
179	KeyCorp	3,736
515	People’s United Financial, Inc.	9,388
206	Signature Bank	22,600
26	U.S. Bancorp	1,378
161	Wells Fargo & Co.	9,224
74	Zions Bancorporation	3,826

		119,295

	Beverages — 0.7%
62	Brown-Forman Corp., Class B	3,300
159	Coca-Cola Co. (The)	7,414
16	Molson Coors Brewing Co., Class B	1,072
56	PepsiCo, Inc.	6,440

		18,226

	Biotechnology — 1.5%
13	AbbVie, Inc.	1,199
12	Amgen, Inc.	2,359
432	Gilead Sciences, Inc.	33,622

		37,180

	Building Products — 1.7%
557	A.O. Smith Corp.	33,158
266	Johnson Controls International PLC	9,978

		43,136

	Capital Markets — 2.0%
12	Affiliated Managers Group, Inc.	1,920
12	Ameriprise Financial, Inc.	1,748
128	Bank of New York Mellon Corp. (The)	6,844
12	BlackRock, Inc.	6,033
21	Charles Schwab Corp. (The)	1,072
22	CME Group, Inc.	3,501
97	Franklin Resources, Inc.	3,329
39	Goldman Sachs Group, Inc. (The)	9,260
17	Intercontinental Exchange, Inc.	1,256
51	Invesco Ltd.	1,377
11	Legg Mason, Inc.	375
7	Moody’s Corp.	1,198
18	Nasdaq, Inc.	1,645
60	Northern Trust Corp.	6,553
6	S&P Global, Inc.	1,203
47	State Street Corp.	4,151

		51,465

	Chemicals — 6.6%
14	Air Products & Chemicals, Inc.	2,298
469	Chr. Hansen Holding AS, Sponsored ADR	24,254
425	Ecolab, Inc.	59,798
104	International Flavors & Fragrances, Inc.	13,807
247	Novozymes AS, Sponsored ADR	12,987
59	Praxair, Inc.	9,883
1,977	Symrise AG, Sponsored ADR	44,572

		167,599

	Commercial Services & Supplies — 0.1%
14	Stericycle, Inc.(a)	978
29	Waste Management, Inc.	2,610

		3,588

	Communications Equipment — 0.6%
345	Cisco Systems, Inc.	14,590
11	Motorola Solutions, Inc.	1,334

		15,924

	Construction & Engineering — 0.1%
48	Fluor Corp.	2,460

	Consumer Finance — 0.5%
47	American Express Co.	4,677
70	Discover Financial Services	4,999
65	Navient Corp.	859
45	Synchrony Financial	1,302

		11,837

	Containers & Packaging — 0.2%
73	Ball Corp.	2,845
17	Crown Holdings, Inc.(a)	770
51	International Paper Co.	2,740

		6,355

	Distributors — 0.2%
40	Genuine Parts Co.	3,892

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	377

	Diversified Telecommunication Services — 1.1%
465	AT&T, Inc.	14,866
234	Verizon Communications, Inc.	12,084

		26,950

	Electric Utilities — 1.6%
245	NextEra Energy, Inc.	41,047
14	Xcel Energy, Inc.	656

		41,703

	Electrical Equipment — 4.6%
177	Acuity Brands, Inc.	24,608
787	Eaton Corp. PLC	65,455
1,292	Vestas Wind Systems AS, Sponsored ADR	27,688

		117,751

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,310

	Food & Staples Retailing — 0.4%
38	Kroger Co. (The)	1,102
92	Sysco Corp.	6,183
22	Walmart, Inc.	1,963

		9,248

	Food Products — 1.6%
72	Campbell Soup Co.	2,945
62	Conagra Brands, Inc.	2,276
1,444	Danone S.A., Sponsored ADR	22,584

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
25	General Mills, Inc.	$1,152
21	Hershey Co. (The)	2,062
15	Hormel Foods Corp.	540
15	J.M. Smucker Co. (The)	1,667
33	Kellogg Co.	2,344
93	Mondelez International, Inc., Class A	4,034

		39,604

	Health Care Equipment & Supplies — 5.5%
62	Baxter International, Inc.	4,492
1,397	Coloplast AS, Sponsored ADR	15,150
584	Danaher Corp.	59,907
14	DENTSPLY SIRONA, Inc.	674
733	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	54,018
55	Medtronic PLC	4,963

		139,204

	Health Care Providers & Services — 1.9%
17	Aetna, Inc.	3,203
24	Anthem, Inc.	6,072
7	Cigna Corp.	1,256
68	CVS Health Corp.	4,410
25	DaVita, Inc.(a)	1,757
5	Envision Healthcare Corp.(a)	221
43	Express Scripts Holding Co.(a)	3,417
871	Fresenius SE & Co. KGaA, Sponsored ADR	16,806
20	HCA Healthcare, Inc.	2,484
9	Humana, Inc.	2,828
2	Laboratory Corp. of America Holdings(a)	351
10	Quest Diagnostics, Inc.	1,077
21	UnitedHealth Group, Inc.	5,318
2	Universal Health Services, Inc., Class B	244

		49,444

	Home Construction — 0.5%
300	Geberit AG, ADR	12,843

	Hotels, Restaurants & Leisure — 0.2%
9	Carnival Corp.	533
6	McDonald’s Corp.	945
95	MGM Resorts International	2,980
19	Starbucks Corp.	996

		5,454

	Household Durables — 1.1%
8	Lennar Corp., Class A	418
1,636	Sekisui House Ltd., Sponsored ADR	27,935
2	Whirlpool Corp.	262

		28,615

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	391
13	Clorox Co. (The)	1,757
54	Colgate-Palmolive Co.	3,619
115	Procter & Gamble Co. (The)	9,301

		15,068

	Independent Power & Renewable Electricity Producers — 0.3%
68	Ormat Technologies, Inc.	3,689
213	Pattern Energy Group, Inc.	3,955

		7,644

	Industrial Conglomerates — 2.0%
341	General Electric Co.	4,648
157	Roper Technologies, Inc.	47,398

		52,046

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	913

	Insurance — 6.3%
25	Aflac, Inc.	1,164
1,495	AIA Group Ltd., Sponsored ADR	52,564
767	Allianz SE, Sponsored ADR	16,916
9	Allstate Corp. (The)	856
22	Brighthouse Financial, Inc.(a)	956
69	Hartford Financial Services Group, Inc. (The)	3,636
1,382	Legal & General Group PLC, Sponsored ADR	24,475
57	Lincoln National Corp.	3,882
108	MetLife, Inc.	4,940
60	Prudential Financial, Inc.	6,055
732	Prudential PLC, Sponsored ADR	34,638
91	Torchmark Corp.	8,014
62	Unum Group	2,463

		160,559

	Internet & Direct Marketing Retail — 1.8%
24	Amazon.com, Inc.(a)	42,658
1	Booking Holdings, Inc.(a)	2,029
6	Netflix, Inc.(a)	2,025
7	TripAdvisor, Inc.(a)	406

		47,118

	Internet Software & Services — 5.8%
6	Akamai Technologies, Inc.(a)	451
80	Alphabet, Inc., Class A(a)	98,178
2	Alphabet, Inc., Class C(a)	2,434
265	Facebook, Inc., Class A(a)	45,734

		146,797

	IT Services — 6.3%
6	Accenture PLC, Class A	956
21	Cognizant Technology Solutions Corp., Class A	1,712
41	International Business Machines Corp.	5,942
474	MasterCard, Inc., Class A	93,852
20	PayPal Holdings, Inc.(a)	1,643
402	Visa, Inc., Class A	54,969
63	Western Union Co. (The)	1,270

		160,344

	Life Sciences Tools & Services — 3.6%
17	Agilent Technologies, Inc.	1,123
38	Illumina, Inc.(a)	12,326
336	Thermo Fisher Scientific, Inc.	78,802

		92,251

	Machinery — 1.7%
61	Caterpillar, Inc.	8,772
6	Cummins, Inc.	857
32	Deere & Co.	4,633
61	Flowserve Corp.	2,704
4	Ingersoll-Rand PLC	394
18	Parker Hannifin Corp.	3,043
207	Watts Water Technologies, Inc., Series A	17,709
55	Xylem, Inc.	4,211

		42,323

	Media — 0.6%
31	CBS Corp., Class B	1,633
14	Interpublic Group of Cos., Inc. (The)	316
71	News Corp., Class A	1,070
4	Omnicom Group, Inc.	275
56	Twenty-First Century Fox, Inc., Class A	2,520
33	Twenty-First Century Fox, Inc., Class B	1,466
74	Walt Disney Co. (The)	8,403

		15,683

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
144	Newmont Mining Corp.	$5,282

	Multiline Retail — 0.1%
14	Kohl’s Corp.	1,034
11	Macy’s, Inc.	437
24	Target Corp.	1,937

		3,408

	Personal Products — 1.8%
119	Estee Lauder Cos., Inc. (The), Class A	16,058
533	Unilever NV	30,626

		46,684

	Pharmaceuticals — 3.8%
22	Allergan PLC	4,050
62	Bristol-Myers Squibb Co.	3,642
39	Eli Lilly & Co.	3,854
106	Johnson & Johnson	14,047
95	Merck & Co., Inc.	6,258
55	Mylan NV(a)	2,052
1,051	Novo Nordisk AS, Sponsored ADR	52,308
244	Pfizer, Inc.	9,743

		95,954

	Professional Services — 0.1%
34	IHS Markit Ltd.(a)	1,803
31	Nielsen Holdings PLC	730
3	Verisk Analytics, Inc.(a)	332

		2,865

	Real Estate Management & Development — 0.0%
23	CBRE Group, Inc., Class A(a)	1,145

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,061
42	Equity Residential	2,748
7	Essex Property Trust, Inc.	1,683
4	Mid-America Apartment Communities, Inc.	403

		5,895

	REITs – Diversified — 0.7%
96	Crown Castle International Corp.	10,640
12	Digital Realty Trust, Inc.	1,457
2	Equinix, Inc.	879
21	Vornado Realty Trust	1,510
95	Weyerhaeuser Co.	3,247

		17,733

	REITs – Health Care — 0.3%
48	HCP, Inc.	1,243
35	Ventas, Inc.	1,973
81	Welltower, Inc.	5,071

		8,287

	REITs – Hotels — 0.1%
120	Host Hotels & Resorts, Inc.	2,513

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,883

	REITs – Regional Malls — 0.0%
5	Macerich Co. (The)	295

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	390

	REITs – Storage — 0.1%
14	Public Storage	3,050

	Road & Rail — 0.7%
27	Kansas City Southern	3,139
40	Norfolk Southern Corp.	6,760
55	Union Pacific Corp.	8,244

		18,143

	Semiconductors & Semiconductor Equipment — 1.6%
46	Advanced Micro Devices, Inc.(a)	843
37	Applied Materials, Inc.	1,799
96	ASML Holding NV, (Registered)	20,544
71	First Solar, Inc.(a)	3,717
200	Intel Corp.	9,620
9	NVIDIA Corp.	2,204
17	QUALCOMM, Inc.	1,090
11	Texas Instruments, Inc.	1,224
1	Xilinx, Inc.	72

		41,113

	Software — 4.6%
8	Autodesk, Inc.(a)	1,028
4	Citrix Systems, Inc.(a)	440
71	Ellie Mae, Inc.(a)	7,045
779	Microsoft Corp.	82,636
519	Oracle Corp.	24,746
19	Symantec Corp.	384

		116,279

	Specialty Retail — 0.4%
13	Best Buy Co., Inc.	975
17	Gap, Inc. (The)	513
19	Home Depot, Inc. (The)	3,753
26	Lowe’s Cos., Inc.	2,583
12	Tiffany & Co.	1,651

		9,475

	Technology Hardware, Storage & Peripherals — 0.6%
33	Apple, Inc.	6,280
199	Hewlett Packard Enterprise Co.	3,072
71	HP, Inc.	1,639
21	NetApp, Inc.	1,628
7	Seagate Technology PLC	368
20	Western Digital Corp.	1,403
32	Xerox Corp.	831

		15,221

	Textiles, Apparel & Luxury Goods — 0.2%
15	Hanesbrands, Inc.	334
49	NIKE, Inc., Class B	3,769
4	PVH Corp.	614
7	VF Corp.	644

		5,361

	Trading Companies & Distributors — 0.3%
51	Fastenal Co.	2,903
17	W.W. Grainger, Inc.	5,892

		8,795

	Water Utilities — 1.0%
280	American Water Works Co., Inc.	24,710

	Total Common Stocks (Identified Cost $1,890,931)	2,261,003

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 6.5%
5,431	Loomis Sayles Inflation Protected Securities Fund, Class N	$55,612
2,504	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,897
8,459	Mirova Global Green Bond Fund, Class N	83,495

	Total Affiliated Mutual Funds (Identified Cost $170,033)	167,004

	Total Investments — 95.1% (Identified Cost $2,060,964)	2,428,007
	Other assets less liabilities — 4.9%	124,173

	Net Assets — 100.0%	$2,552,180

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	6.6%
Insurance	6.3
IT Services	6.3
Internet Software & Services	5.8
Health Care Equipment & Supplies	5.5
Banks	4.7
Electrical Equipment	4.6
Software	4.6
Pharmaceuticals	3.8
Life Sciences Tools & Services	3.6
Auto Components	2.4
Automobiles	2.4
Industrial Conglomerates	2.0
Capital Markets	2.0
Other Investments, less than 2% each	28.0
Affiliated Mutual Funds*	6.5

Total Investments	95.1
Other assets less liabilities	4.9

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	88.6%
Fixed Income	6.5

Total Investments	95.1
Other assets less liabilities	4.9

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 89.0% of Net Assets
	Aerospace & Defense — 0.1%
92	Arconic, Inc.	$1,995

	Air Freight & Logistics — 0.2%
53	United Parcel Service, Inc., Class B	6,354

	Auto Components — 2.5%
409	Aptiv PLC	40,111
136	Delphi Technologies PLC	6,143
10	Goodyear Tire & Rubber Co. (The)	242
672	Valeo S.A., Sponsored ADR	16,450

		62,946

	Automobiles — 2.5%
1,671	Byd Co. Ltd., ADR	19,025
336	Toyota Motor Corp., Sponsored ADR	44,298

		63,323

	Banks — 4.6%
449	Bank of America Corp.	13,865
74	Citizens Financial Group, Inc.	2,944
194	Huntington Bancshares, Inc.	2,995
1,251	KBC Group NV, Sponsored ADR	48,151
180	KeyCorp	3,757
492	People’s United Financial, Inc.	8,969
210	Signature Bank	23,039
26	U.S. Bancorp	1,378
149	Wells Fargo & Co.	8,536
74	Zions Bancorporation	3,826

		117,460

	Beverages — 0.7%
63	Brown-Forman Corp., Class B	3,353
148	Coca-Cola Co. (The)	6,901
16	Molson Coors Brewing Co., Class B	1,072
52	PepsiCo, Inc.	5,980

		17,306

	Biotechnology — 1.5%
13	AbbVie, Inc.	1,199
12	Amgen, Inc.	2,359
440	Gilead Sciences, Inc.	34,245

		37,803

	Building Products — 1.7%
567	A.O. Smith Corp.	33,753
247	Johnson Controls International PLC	9,265

		43,018

	Capital Markets — 2.0%
12	Affiliated Managers Group, Inc.	1,920
12	Ameriprise Financial, Inc.	1,748
121	Bank of New York Mellon Corp. (The)	6,470
12	BlackRock, Inc.	6,033
25	Charles Schwab Corp. (The)	1,277
22	CME Group, Inc.	3,501
96	Franklin Resources, Inc.	3,295
36	Goldman Sachs Group, Inc. (The)	8,547
17	Intercontinental Exchange, Inc.	1,256
52	Invesco Ltd.	1,403
11	Legg Mason, Inc.	375
7	Moody’s Corp.	1,198
18	Nasdaq, Inc.	1,645
58	Northern Trust Corp.	6,335
6	S&P Global, Inc.	1,203
50	State Street Corp.	4,416

		50,622

	Chemicals — 6.7%
14	Air Products & Chemicals, Inc.	2,298
503	Chr. Hansen Holding AS, Sponsored ADR	26,013
439	Ecolab, Inc.	61,767
104	International Flavors & Fragrances, Inc.	13,807
247	Novozymes AS, Sponsored ADR	12,987
55	Praxair, Inc.	9,213
2,032	Symrise AG, Sponsored ADR	45,812

		171,897

	Commercial Services & Supplies — 0.1%
14	Stericycle, Inc.(a)	978
29	Waste Management, Inc.	2,610

		3,588

	Communications Equipment — 0.6%
330	Cisco Systems, Inc.	13,956
13	Motorola Solutions, Inc.	1,577

		15,533

	Construction & Engineering — 0.1%
49	Fluor Corp.	2,511

	Consumer Finance — 0.4%
43	American Express Co.	4,279
71	Discover Financial Services	5,070
70	Navient Corp.	925
45	Synchrony Financial	1,302

		11,576

	Containers & Packaging — 0.2%
78	Ball Corp.	3,040
11	Crown Holdings, Inc.(a)	498
51	International Paper Co.	2,740

		6,278

	Distributors — 0.2%
41	Genuine Parts Co.	3,990

	Diversified Consumer Services — 0.0%
15	H&R Block, Inc.	377

	Diversified Telecommunication Services — 1.0%
453	AT&T, Inc.	14,482
220	Verizon Communications, Inc.	11,361

		25,843

	Electric Utilities — 1.7%
255	NextEra Energy, Inc.	42,723
14	Xcel Energy, Inc.	656

		43,379

	Electrical Equipment — 4.7%
177	Acuity Brands, Inc.	24,609
801	Eaton Corp. PLC	66,619
1,314	Vestas Wind Systems AS, Sponsored ADR	28,159

		119,387

	Electronic Equipment, Instruments & Components — 0.1%
14	TE Connectivity Ltd.	1,310

	Food & Staples Retailing — 0.4%
38	Kroger Co. (The)	1,102
88	Sysco Corp.	5,915
23	Walmart, Inc.	2,052

		9,069

	Food Products — 1.6%
74	Campbell Soup Co.	3,027
63	Conagra Brands, Inc.	2,313
1,468	Danone S.A., Sponsored ADR	22,959

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
25	General Mills, Inc.	$1,151
23	Hershey Co. (The)	2,259
16	Hormel Foods Corp.	575
15	J.M. Smucker Co. (The)	1,667
33	Kellogg Co.	2,344
94	Mondelez International, Inc., Class A	4,078

		40,373

	Health Care Equipment & Supplies — 5.4%
57	Baxter International, Inc.	4,130
1,397	Coloplast AS, Sponsored ADR	15,150
581	Danaher Corp.	59,599
14	DENTSPLY SIRONA, Inc.	674
727	Essilor International Cie Generale d’Optique S.A., Sponsored ADR	53,576
55	Medtronic PLC	4,963

		138,092

	Health Care Providers & Services — 1.9%
17	Aetna, Inc.	3,202
23	Anthem, Inc.	5,819
7	Cigna Corp.	1,256
66	CVS Health Corp.	4,281
25	DaVita, Inc.(a)	1,757
7	Envision Healthcare Corp.(a)	310
43	Express Scripts Holding Co.(a)	3,417
891	Fresenius SE & Co. KGaA, Sponsored ADR	17,192
22	HCA Healthcare, Inc.	2,733
9	Humana, Inc.	2,827
2	Laboratory Corp. of America Holdings(a)	351
10	Quest Diagnostics, Inc.	1,077
22	UnitedHealth Group, Inc.	5,571
2	Universal Health Services, Inc., Class B	244

		50,037

	Home Construction — 0.5%
300	Geberit AG, ADR	12,843

	Hotels, Restaurants & Leisure — 0.2%
9	Carnival Corp.	533
6	McDonald’s Corp.	945
92	MGM Resorts International	2,886
23	Starbucks Corp.	1,205

		5,569

	Household Durables — 1.1%
8	Lennar Corp., Class A	418
1,629	Sekisui House Ltd., Sponsored ADR	27,815
3	Whirlpool Corp.	394

		28,627

	Household Products — 0.6%
7	Church & Dwight Co., Inc.	391
13	Clorox Co. (The)	1,757
55	Colgate-Palmolive Co.	3,686
110	Procter & Gamble Co. (The)	8,897

		14,731

	Independent Power & Renewable Electricity Producers — 0.3%
70	Ormat Technologies, Inc.	3,797
219	Pattern Energy Group, Inc.	4,067

		7,864

	Industrial Conglomerates — 2.1%
346	General Electric Co.	4,716
159	Roper Technologies, Inc.	48,002

		52,718

	Industrial Other — 0.0%
26	Iron Mountain, Inc.	913

	Insurance — 6.3%
24	Aflac, Inc.	1,117
1,482	AIA Group Ltd., Sponsored ADR	52,107
834	Allianz SE, Sponsored ADR	18,394
9	Allstate Corp. (The)	856
22	Brighthouse Financial, Inc.(a)	955
63	Hartford Financial Services Group, Inc. (The)	3,320
1,468	Legal & General Group PLC, Sponsored ADR	25,998
57	Lincoln National Corp.	3,882
108	MetLife, Inc.	4,940
61	Prudential Financial, Inc.	6,156
722	Prudential PLC, Sponsored ADR	34,165
84	Torchmark Corp.	7,398
60	Unum Group	2,384

		161,672

	Internet & Direct Marketing Retail — 1.9%
25	Amazon.com, Inc.(a)	44,436
1	Booking Holdings, Inc.(a)	2,029
6	Netflix, Inc.(a)	2,024
7	TripAdvisor, Inc.(a)	406

		48,895

	Internet Software & Services — 5.8%
6	Akamai Technologies, Inc.(a)	452
81	Alphabet, Inc., Class A(a)	99,405
2	Alphabet, Inc., Class C(a)	2,434
269	Facebook, Inc., Class A(a)	46,424

		148,715

	IT Services — 6.4%
6	Accenture PLC, Class A	956
21	Cognizant Technology Solutions Corp., Class A	1,711
41	International Business Machines Corp.	5,942
485	MasterCard, Inc., Class A	96,030
20	PayPal Holdings, Inc.(a)	1,643
408	Visa, Inc., Class A	55,790
62	Western Union Co. (The)	1,250

		163,322

	Life Sciences Tools & Services — 3.7%
20	Agilent Technologies, Inc.	1,321
38	Illumina, Inc.(a)	12,326
342	Thermo Fisher Scientific, Inc.	80,209

		93,856

	Machinery — 1.6%
56	Caterpillar, Inc.	8,053
7	Cummins, Inc.	1,000
33	Deere & Co.	4,778
61	Flowserve Corp.	2,704
4	Ingersoll-Rand PLC	394
18	Parker Hannifin Corp.	3,043
207	Watts Water Technologies, Inc., Series A	17,709
56	Xylem, Inc.	4,287

		41,968

	Media — 0.6%
34	CBS Corp., Class B	1,791
14	Interpublic Group of Cos., Inc. (The)	316
72	News Corp., Class A	1,085
4	Omnicom Group, Inc.	275
57	Twenty-First Century Fox, Inc., Class A	2,565
33	Twenty-First Century Fox, Inc., Class B	1,466
75	Walt Disney Co. (The)	8,517

		16,015

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — 0.2%
147	Newmont Mining Corp.	$5,392

	Multiline Retail — 0.1%
14	Kohl’s Corp.	1,034
11	Macy’s, Inc.	437
22	Target Corp.	1,775

		3,246

	Personal Products — 1.8%
121	Estee Lauder Cos., Inc. (The), Class A	16,328
526	Unilever NV	30,224

		46,552

	Pharmaceuticals — 3.7%
23	Allergan PLC	4,234
62	Bristol-Myers Squibb Co.	3,642
39	Eli Lilly & Co.	3,854
101	Johnson & Johnson	13,385
99	Merck & Co., Inc.	6,521
59	Mylan NV(a)	2,201
1,043	Novo Nordisk AS, Sponsored ADR	51,910
246	Pfizer, Inc.	9,823

		95,570

	Professional Services — 0.1%
35	IHS Markit Ltd.(a)	1,856
32	Nielsen Holdings PLC	754
3	Verisk Analytics, Inc.(a)	332

		2,942

	Real Estate Management & Development — 0.1%
28	CBRE Group, Inc., Class A(a)	1,394

	REITs – Apartments — 0.2%
6	AvalonBay Communities, Inc.	1,061
42	Equity Residential	2,748
7	Essex Property Trust, Inc.	1,683
4	Mid-America Apartment Communities, Inc.	403

		5,895

	REITs – Diversified — 0.7%
89	Crown Castle International Corp.	9,864
11	Digital Realty Trust, Inc.	1,336
2	Equinix, Inc.	878
22	Vornado Realty Trust	1,582
93	Weyerhaeuser Co.	3,179

		16,839

	REITs – Health Care — 0.3%
49	HCP, Inc.	1,269
36	Ventas, Inc.	2,030
84	Welltower, Inc.	5,258

		8,557

	REITs – Hotels — 0.1%
121	Host Hotels & Resorts, Inc.	2,534

	REITs – Office Property — 0.1%
15	Boston Properties, Inc.	1,883

	REITs – Regional Malls — 0.0%
6	Macerich Co. (The)	354

	REITs – Single Tenant — 0.0%
7	Realty Income Corp.	390

	REITs – Storage — 0.1%
14	Public Storage	3,050

	Road & Rail — 0.7%
29	Kansas City Southern	3,372
39	Norfolk Southern Corp.	6,591
55	Union Pacific Corp.	8,244

		18,207

	Semiconductors & Semiconductor Equipment — 1.7%
46	Advanced Micro Devices, Inc.(a)	843
38	Applied Materials, Inc.	1,848
105	ASML Holding NV, (Registered)	22,470
72	First Solar, Inc.(a)	3,769
192	Intel Corp.	9,236
8	NVIDIA Corp.	1,959
21	QUALCOMM, Inc.	1,346
13	Texas Instruments, Inc.	1,447
1	Xilinx, Inc.	72

		42,990

	Software — 4.6%
8	Autodesk, Inc.(a)	1,028
4	Citrix Systems, Inc.(a)	440
72	Ellie Mae, Inc.(a)	7,144
793	Microsoft Corp.	84,121
528	Oracle Corp.	25,175
19	Symantec Corp.	384

		118,292

	Specialty Retail — 0.4%
13	Best Buy Co., Inc.	975
18	Gap, Inc. (The)	543
19	Home Depot, Inc. (The)	3,753
29	Lowe’s Cos., Inc.	2,881
12	Tiffany & Co.	1,651

		9,803

	Technology Hardware, Storage & Peripherals — 0.6%
33	Apple, Inc.	6,280
202	Hewlett Packard Enterprise Co.	3,119
60	HP, Inc.	1,385
21	NetApp, Inc.	1,628
7	Seagate Technology PLC	368
23	Western Digital Corp.	1,613
32	Xerox Corp.	831

		15,224

	Textiles, Apparel & Luxury Goods — 0.2%
15	Hanesbrands, Inc.	334
49	NIKE, Inc., Class B	3,769
4	PVH Corp.	614
7	VF Corp.	644

		5,361

	Trading Companies & Distributors — 0.3%
53	Fastenal Co.	3,017
17	W.W. Grainger, Inc.	5,892

		8,909

	Water Utilities — 1.0%
300	American Water Works Co., Inc.	26,475

	Total Common Stocks (Identified Cost $1,910,389)	2,281,634

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of July 31, 2018 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
Affiliated Mutual Funds — 6.5%
5,359	Loomis Sayles Inflation Protected Securities Fund, Class N	$54,877
2,472	Loomis Sayles Limited Term Government and Agency Fund, Class N	27,534
8,363	Mirova Global Green Bond Fund, Class N	82,545

	Total Affiliated Mutual Funds (Identified Cost $168,062)	164,956

	Total Investments — 95.5% (Identified Cost $2,078,451)	2,446,590
	Other assets less liabilities — 4.5%	116,114

	Net Assets — 100.0%	$2,562,704

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2018 (Unaudited)

Chemicals	6.7%
IT Services	6.4
Insurance	6.3
Internet Software & Services	5.8
Health Care Equipment & Supplies	5.4
Electrical Equipment	4.7
Software	4.6
Banks	4.6
Pharmaceuticals	3.7
Life Sciences Tools & Services	3.7
Automobiles	2.5
Auto Components	2.5
Industrial Conglomerates	2.1
Capital Markets	2.0
Other Investments, less than 2% each	28.0
Affiliated Mutual Funds*	6.5

Total Investments	95.5
Other assets less liabilities	4.5

Net Assets	100.0%

*

For more detailed information regarding industry classification, financial statements of affiliated mutual funds (See Note 5 of Notes to Financial Statements) are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at July 31, 2018 (Unaudited)

Equity	89.0%
Fixed Income	6.5

Total Investments	95.5
Other assets less liabilities	4.5

Net Assets	100.0%

See accompanying notes to financial statements.

51  |

This Page Intentionally Left Blank

|  52

Statements of Assets and Liabilities

July 31, 2018 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$1,730,183	$2,015,071	$1,751,767	$1,784,036
Affiliated investments at cost	2,356,883	2,061,046	1,301,743	837,455
Net unrealized appreciation on unaffiliated investments	340,928	404,606	348,329	346,847
Net unrealized depreciation on affiliated investments	(40,056)	(33,549)	(21,232)	(13,957)

Investments at value	4,387,938	4,447,174	3,380,607	2,954,381
Cash	176,241	192,200	158,462	168,830
Receivable from investment adviser (Note 5)	13,862	13,788	13,395	13,176
Dividends receivable	1,365	1,539	1,314	1,401
Dividends receivable from affiliates	1,015	944	597	353
Tax reclaims receivable	1,049	1,416	1,098	1,129
Prepaid expenses (Note 6)	7	7	6	5

TOTAL ASSETS	4,581,477	4,657,068	3,555,479	3,139,275

LIABILITIES
Payable for securities purchased	1,015	944	597	352
Deferred Trustees’ fees (Note 5)	5,353	5,354	5,343	5,337
Administrative fees payable (Note 5)	155	168	127	105
Other accounts payable and accrued expenses	46,917	46,841	47,095	47,185

TOTAL LIABILITIES	53,440	53,307	53,162	52,979

NET ASSETS	$4,528,037	$4,603,761	$3,502,317	$3,086,296

NET ASSETS CONSIST OF:
Paid-in capital	$4,134,884	$4,134,373	$3,092,979	$2,674,786
Undistributed net investment income	39,667	37,730	26,221	20,652
Accumulated net realized gain on investments	52,614	60,601	56,020	57,968
Net unrealized appreciation on investments	300,872	371,057	327,097	332,890

NET ASSETS	$4,528,037	$4,603,761	$3,502,317	$3,086,296

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,528,037	$4,603,761	$3,502,317	$3,086,296

Shares of beneficial interest	412,627	412,406	308,519	265,519

Net asset value, offering and redemption price per share	$10.97	$11.16	$11.35	$11.62

See accompanying notes to financial statements.

53  |

Statements of Assets and Liabilities (continued)

July 31, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$2,005,861	$2,124,919	$1,857,439	$1,866,761	$1,890,931	$1,910,389
585,967	396,540	223,329	184,622	170,033	168,062
393,835	421,271	359,256	371,457	370,072	371,245
(10,352)	(6,965)	(4,106)	(3,064)	(3,029)	(3,106)

2,975,311	2,935,765	2,435,918	2,419,776	2,428,007	2,446,590
167,475	167,719	149,314	161,415	161,556	153,493
13,113	12,990	13,005	12,946	12,961	13,009
1,598	1,586	1,341	1,320	1,344	1,390
239	121	102	56	98	99
1,260	1,312	1,146	1,120	1,102	1,154
5	5	4	4	4	4

3,159,001	3,119,498	2,600,830	2,596,637	2,605,072	2,615,739

238	121	102	56	54	51
5,338	5,338	5,332	5,332	5,332	5,332
113	111	89	89	89	90
47,291	47,198	47,449	47,405	47,417	47,562

52,980	52,768	52,972	52,882	52,892	53,035

$3,106,021	$3,066,730	$2,547,858	$2,543,755	$2,552,180	$2,562,704

$2,643,056	$2,566,653	$2,120,837	$2,107,128	$2,113,898	$2,122,618
19,780	18,540	13,831	13,365	13,216	13,655
59,702	67,231	58,040	54,869	58,023	58,292
383,483	414,306	355,150	368,393	367,043	368,139

$3,106,021	$3,066,730	$2,547,858	$2,543,755	$2,552,180	$2,562,704

$3,106,021	$3,066,730	$2,547,858	$2,543,755	$2,552,180	$2,562,704

262,566	255,891	210,455	209,341	209,753	210,557

$11.83	$11.98	$12.11	$12.15	$12.17	$12.17

See accompanying notes to financial statements.

|  54

Statements of Operations

For the Six Months Ended July 31, 2018 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$21,327	$24,852	$21,538	$21,699
Dividends from affiliated investments	30,522	26,095	16,491	10,583
Interest	145	162	143	130
Less net foreign taxes withheld	(1,136)	(1,394)	(1,224)	(1,185)

	50,858	49,715	36,948	31,227

Expenses
Management fees (Note 5)	21,974	23,019	18,127	16,182
Administrative fees (Note 5)	971	991	753	646
Trustees’ fees and expenses (Note 5)	8,138	8,139	8,126	8,120
Transfer agent fees and expenses	702	707	707	710
Audit and tax services fees	18,101	18,101	18,101	18,101
Custodian fees and expenses	9,143	9,026	9,107	9,116
Legal fees	4,864	4,943	3,758	3,232
Registration fees	19,848	19,848	19,848	19,848
Shareholder reporting expenses	3,116	3,357	2,384	2,020
Miscellaneous expenses (Note 6)	7,311	7,312	7,293	7,291

Total expenses	94,168	95,443	88,204	85,266
Less waiver and/or expense reimbursement (Note 5)	(86,208)	(86,689)	(80,703)	(77,914)

Net expenses	7,960	8,754	7,501	7,352

Net investment income	42,898	40,961	29,447	23,875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	52,039	59,767	55,223	57,127
Affiliated investments	(429)	(406)	(323)	(261)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(88,518)	(103,775)	(94,181)	(94,643)
Affiliated investments	(13,722)	(9,977)	(6,277)	(4,434)

Net realized and unrealized loss on investments	(50,630)	(54,391)	(45,558)	(42,211)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,732)	$(13,430)	$(16,111)	$(18,336)

See accompanying notes to financial statements.

55  |

Statements of Operations (continued)

For the Six Months Ended July 31, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$24,653	$26,269	$22,612	$22,822	$22,703	$23,259
7,626	5,354	2,933	2,339	2,274	2,285
148	146	136	145	139	138
(1,325)	(1,395)	(1,239)	(1,272)	(1,246)	(1,264)

31,102	30,374	24,442	24,034	23,870	24,418

16,969	17,167	14,519	14,511	14,473	14,692
662	656	541	536	535	543
8,121	8,120	8,113	8,112	8,112	8,114
721	706	720	709	727	714
18,101	18,101	18,101	18,101	18,101	18,101
9,269	9,114	9,379	9,114	9,271	9,483
3,311	3,289	2,726	2,667	2,688	2,732
19,848	19,848	19,848	19,848	19,848	19,848
2,125	2,024	1,649	1,557	1,632	1,595
7,288	7,287	7,277	7,278	7,284	7,278

86,415	86,312	82,873	82,433	82,671	83,100
(78,316)	(77,701)	(75,483)	(74,985)	(75,238)	(75,558)

8,099	8,611	7,390	7,448	7,433	7,542

23,003	21,763	17,052	16,586	16,437	16,876

58,731	66,086	57,034	53,778	56,987	57,266
(201)	(117)	(89)	(27)	(91)	(85)

(103,007)	(113,773)	(97,581)	(93,628)	(96,802)	(98,491)
(3,334)	(2,745)	(1,375)	(1,235)	(1,130)	(1,135)

(47,811)	(50,549)	(42,011)	(41,112)	(41,036)	(42,445)

$(24,808)	$(28,786)	$(24,959)	$(24,526)	$(24,599)	$(25,569)

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$42,898	$58,305	$40,961	$55,318	$29,447	$38,634
Net realized gain on investments	51,610	74,341	59,361	77,053	54,900	52,228
Net change in unrealized appreciation (depreciation) on investments	(102,240)	403,112	(113,752)	484,809	(100,458)	427,555

Net increase (decrease) in net assets resulting from operations	(7,732)	535,758	(13,430)	617,180	(16,111)	518,417

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	—	(62,520)	—	(59,200)	—	(42,630)
Net realized capital gains
Class N	(53,846)	(20,200)	(59,054)	(17,800)	(39,250)	(12,780)

Total distributions	(53,846)	(82,720)	(59,054)	(77,000)	(39,250)	(55,410)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	53,857	4,082,720	59,065	4,077,000	39,261	3,055,410

Net increase (decrease) in net assets	(7,721)	4,535,758	(13,419)	4,617,180	(16,100)	3,518,417
NET ASSETS
Beginning of the period	4,535,758	—	4,617,180	—	3,518,417	—

End of the period	$4,528,037	$4,535,758	$4,603,761	$4,617,180	$3,502,317	$3,518,417

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$39,667	$(3,231)	$37,730	$(3,231)	$26,221	$(3,226)

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$23,875	$30,498	$23,003	$28,487	$21,763	$26,463
Net realized gain on investments	56,866	35,174	58,530	34,253	65,969	38,230
Net change in unrealized appreciation (depreciation) on investments	(99,077)	431,967	(106,341)	489,824	(116,518)	530,824

Net increase (decrease) in net assets resulting from operations	(18,336)	497,639	(24,808)	552,564	(28,786)	595,517

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	—	(34,259)	—	(32,132)	—	(29,900)
Net realized capital gains
Class N	(23,434)	(11,791)	(21,371)	(12,980)	(25,370)	(13,075)

Total distributions	(23,434)	(46,050)	(21,371)	(45,112)	(25,370)	(42,975)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	94,692	2,581,785	40,479	2,604,269	25,369	2,542,975

Net increase (decrease) in net assets	52,922	3,033,374	(5,700)	3,111,721	(28,787)	3,095,517
NET ASSETS
Beginning of the period	3,033,374	—	3,111,721	—	3,095,517	—

End of the period	$3,086,296	$3,033,374	$3,106,021	$3,111,721	$3,066,730	$3,095,517

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$20,652	$(3,223)	$19,780	$(3,223)	$18,540	$(3,223)

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$17,052	$19,909	$16,586	$19,182	$16,437	$19,190
Net realized gain on investments	56,945	28,779	53,751	31,247	56,896	29,495
Net change in unrealized appreciation (depreciation) on investments	(98,956)	454,106	(94,863)	463,256	(97,932)	464,975

Net increase (decrease) in net assets resulting from operations	(24,959)	502,794	(24,526)	513,685	(24,599)	513,660

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	—	(23,674)	—	(22,880)	—	(22,901)
Net realized capital gains
Class N	(17,016)	(11,816)	(19,304)	(12,040)	(17,374)	(12,196)

Total distributions	(17,016)	(35,490)	(19,304)	(34,920)	(17,374)	(35,097)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	21,539	2,100,990	73,900	2,034,920	60,337	2,055,253

Net increase (decrease) in net assets	(20,436)	2,568,294	30,070	2,513,685	18,364	2,533,816
NET ASSETS
Beginning of the period	2,568,294	—	2,513,685	—	2,533,816	—

End of the period	$2,547,858	$2,568,294	$2,543,755	$2,513,685	$2,552,180	$2,533,816

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$13,831	$(3,221)	$13,365	$(3,221)	$13,216	$(3,221)

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund
	Six Months Ended July 31, 2018 (Unaudited)	Period Ended January 31, 2018(a)
FROM OPERATIONS:
Net investment income	$16,876	$19,262
Net realized gain on investments	57,181	29,110
Net change in unrealized appreciation (depreciation) on investments	(99,626)	467,765

Net increase (decrease) in net assets resulting from operations	(25,569)	516,137

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class N	—	(23,001)
Net realized capital gains
Class N	(17,158)	(12,015)

Total distributions	(17,158)	(35,016)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 7)	30,022	2,094,288

Net increase (decrease) in net assets	(12,705)	2,575,409
NET ASSETS
Beginning of the period	2,575,409	—

End of the period	$2,562,704	$2,575,409

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$13,655	$(3,221)

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

See accompanying notes to financial statements.

|  60

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.15
Net realized and unrealized gain (loss)	(0.13)		1.19

Total from Investment Operations	(0.03)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)
Net realized capital gains	(0.13)		(0.05)

Total Distributions	(0.13)		(0.21)

Net asset value, end of the period	$10.97		$11.13

Total return(b)(c)	(0.23)%		13.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,528		$4,536
Net expenses(d)(e)	0.36	%(f)	0.38	%(g)
Gross expenses(d)	4.26	%(f)	3.57	%(g)
Net investment income(d)	1.94%		1.49%
Portfolio turnover rate	6%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.55%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.14
Net realized and unrealized gain (loss)	(0.13)		1.39

Total from Investment Operations	(0.03)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.15)
Net realized capital gains	(0.15)		(0.04)

Total Distributions	(0.15)		(0.19)

Net asset value, end of the period	$11.16		$11.34

Total return(b)(c)	(0.28)%		15.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,604		$4,617
Net expenses(d)(e)	0.39	%(f)	0.41	%(g)
Gross expenses(d)	4.25	%(f)	3.58	%(g)
Net investment income(d)	1.83%		1.40%
Portfolio turnover rate	6%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.51%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.13
Net realized and unrealized gain (loss)	(0.16)		1.59

Total from Investment Operations	(0.06)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)
Net realized capital gains	(0.13)		(0.04)

Total Distributions	(0.13)		(0.18)

Net asset value, end of the period	$11.35		$11.54

Total return(b)(c)	(0.50)%		17.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,502		$3,518
Net expenses(d)(e)	0.44	%(f)	0.45	%(g)
Gross expenses(d)	5.17	%(f)	4.41	%(g)
Net investment income(d)	1.73%		1.30%
Portfolio turnover rate	7%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.38%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.12
Net realized and unrealized gain (loss)	(0.17)		1.86

Total from Investment Operations	(0.08)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.14)
Net realized capital gains	(0.09)		(0.05)

Total Distributions	(0.09)		(0.19)

Net asset value, end of the period	$11.62		$11.79

Total return(b)(c)	(0.65)%		19.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,086		$3,033
Net expenses(d)(e)	0.50	%(f)	0.50	%(g)
Gross expenses(d)	5.80	%(f)	5.04	%(g)
Net investment income(d)	1.62%		1.22%
Portfolio turnover rate	9%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.95%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.11
Net realized and unrealized gain (loss)	(0.19)		2.08

Total from Investment Operations	(0.10)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.13)
Net realized capital gains	(0.08)		(0.05)

Total Distributions	(0.08)		(0.18)

Net asset value, end of the period	$11.83		$12.01

Total return(b)(c)	(0.79)%		21.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,106		$3,112
Net expenses(d)(e)	0.54	%(f)	0.55	%(g)
Gross expenses(d)	5.76	%(f)	5.03	%(g)
Net investment income(d)	1.53%		1.13%
Portfolio turnover rate	9%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.87%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.11
Net realized and unrealized gain (loss)	(0.21)		2.26

Total from Investment Operations	(0.12)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)
Net realized capital gains	(0.10)		(0.05)

Total Distributions	(0.10)		(0.17)

Net asset value, end of the period	$11.98		$12.20

Total return(b)(c)	(0.95)%		23.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,067		$3,096
Net expenses(d)(e)	0.58	%(f)	0.59	%(g)
Gross expenses(d)	5.81	%(f)	5.04	%(g)
Net investment income(d)	1.47%		1.04%
Portfolio turnover rate	9%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.88%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.10
Net realized and unrealized gain (loss)	(0.20)		2.39

Total from Investment Operations	(0.12)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.12)
Net realized capital gains	(0.08)		(0.06)

Total Distributions	(0.08)		(0.18)

Net asset value, end of the period	$12.11		$12.31

Total return(b)(c)	(0.94)%		24.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,548		$2,568
Net expenses(d)(e)	0.60	%(f)	0.61	%(g)
Gross expenses(d)	6.73	%(f)	5.97	%(g)
Net investment income(d)	1.38%		0.97%
Portfolio turnover rate	10%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.78%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.10
Net realized and unrealized gain (loss)	(0.22)		2.45

Total from Investment Operations	(0.14)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)
Net realized capital gains	(0.09)		(0.06)

Total Distributions	(0.09)		(0.17)

Net asset value, end of the period	$12.15		$12.38

Total return(b)(c)	(1.08)%		25.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,544		$2,514
Net expenses(d)(e)	0.61	%(f)	0.62	%(g)
Gross expenses(d)	6.75	%(f)	6.00	%(g)
Net investment income(d)	1.36%		0.94%
Portfolio turnover rate	10%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.79%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.10
Net realized and unrealized gain (loss)	(0.21)		2.45

Total from Investment Operations	(0.13)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)
Net realized capital gains	(0.08)		(0.06)

Total Distributions	(0.08)		(0.17)

Net asset value, end of the period	$12.17		$12.38

Total return(b)(c)	(0.99)%		25.64%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,552		$2,534
Net expenses(d)(e)	0.61	%(f)	0.62	%(g)
Gross expenses(d)	6.79	%(f)	5.98	%(g)
Net investment income(d)	1.35%		0.94%
Portfolio turnover rate	10%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.83%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Six Months Ended July 31, 2018 (Unaudited)		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.10
Net realized and unrealized gain (loss)	(0.21)		2.45

Total from Investment Operations	(0.13)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)
Net realized capital gains	(0.08)		(0.06)

Total Distributions	(0.08)		(0.17)

Net asset value, end of the period	$12.17		$12.38

Total return(b)(c)	(1.01)%		25.59%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,563		$2,575
Net expenses(d)(e)	0.61	%(f)	0.62	%(g)
Gross expenses(d)	6.72	%(f)	5.97	%(g)
Net investment income(d)	1.37%		0.94%
Portfolio turnover rate	10%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.76%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  70

Notes to Financial Statements

July 31, 2018 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares.

Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other

71  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax period as of July 31, 2018 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior year remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets

|  72

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, non-deductible expenses and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the period ended January 31, 2018 were as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$82,520	$200	$82,720
Sustainable Future 2020 Fund	76,766	234	77,000
Sustainable Future 2025 Fund	55,230	180	55,410
Sustainable Future 2030 Fund	45,873	177	46,050
Sustainable Future 2035 Fund	44,916	196	45,112
Sustainable Future 2040 Fund	42,750	225	42,975
Sustainable Future 2045 Fund	35,305	185	35,490
Sustainable Future 2050 Fund	34,740	180	34,920
Sustainable Future 2055 Fund	34,916	181	35,097
Sustainable Future 2060 Fund	34,831	185	35,016

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of July 31, 2018, the cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$4,087,066	$4,076,117	$3,053,510	$2,621,491	$2,591,828

Gross tax appreciation	$394,314	$464,917	$401,017	$398,845	$454,240
Gross tax depreciation	(93,442)	(93,860)	(73,920)	(65,955)	(70,757)

Net tax appreciation	$300,872	$371,057	$327,097	$332,890	$383,483

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$2,521,459	$2,080,768	$2,051,383	$2,060,964	$2,078,451

Gross tax appreciation	$484,656	$414,554	$426,648	$425,144	$427,974
Gross tax depreciation	(70,350)	(59,404)	(58,255)	(58,101)	(59,835)

Net tax appreciation	$414,306	$355,150	$368,393	$367,043	$368,139

73  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

f.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2018, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,071,111	$—	$—	$2,071,111
Affiliated Mutual Funds	2,316,827	—	—	2,316,827

Total	$4,387,938	$—	$—	$4,387,938

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,419,677	$—	$—	$2,419,677
Affiliated Mutual Funds	2,027,497	—	—	2,027,497

Total	$4,447,174	$—	$—	$4,447,174

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,100,096	$—	$—	$2,100,096
Affiliated Mutual Funds	1,280,511	—	—	1,280,511

Total	$3,380,607	$—	$—	$3,380,607

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

|  74

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,130,883	$—	$—	$2,130,883
Affiliated Mutual Funds	823,498	—	—	823,498

Total	$2,954,381	$—	$—	$2,954,381

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,399,696	$—	$—	$2,399,696
Affiliated Mutual Funds	575,615	—	—	575,615

Total	$2,975,311	$—	$—	$2,975,311

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,546,190	$—	$—	$2,546,190
Affiliated Mutual Funds	389,575	—	—	389,575

Total	$2,935,765	$—	$—	$2,935,765

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,216,695	$—	$—	$2,216,695
Affiliated Mutual Funds	219,223	—	—	219,223

Total	$2,435,918	$—	$—	$2,435,918

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,238,218	$—	$—	$2,238,218
Affiliated Mutual Funds	181,558	—	—	181,558

Total	$2,419,776	$—	$—	$2,419,776

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

75  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,261,003	$—	$—	$2,261,003
Affiliated Mutual Funds	167,004	—	—	167,004

Total	$2,428,007	$—	$—	$2,428,007

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,281,634	$—	$—	$2,281,634
Affiliated Mutual Funds	164,956	—	—	164,956

Total	$2,446,590	$—	$—	$2,446,590

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended July 31, 2018, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2018, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Sustainable Future 2015 Fund	$246,815	$254,882
Sustainable Future 2020 Fund	270,554	288,854
Sustainable Future 2025 Fund	232,761	254,400
Sustainable Future 2030 Fund	279,524	254,009
Sustainable Future 2035 Fund	268,190	269,000
Sustainable Future 2040 Fund	264,133	300,273
Sustainable Future 2045 Fund	237,995	251,768
Sustainable Future 2050 Fund	240,844	232,604
Sustainable Future 2055 Fund	262,158	246,590
Sustainable Future 2060 Fund	242,458	251,697

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”), serves as investment adviser to each Fund through its Active Index Advisers (“AIA”) Division. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Ostrum Asset Management U.S., LLC (“Ostrum US”) (formerly, Natixis Asset Management U.S., LLC) with respect to the Mirova Global Sustainable Equity Segment and Mirova Carbon Neutral U.S. Equity Segment of each Fund. Ostrum US is a subsidiary of Ostrum Asset Management, which is in turn a subsidiary of Natixis Investment Managers.

Natixis Advisors has also entered into a subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), pursuant to which Wilshire performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund.

The aggregate advisory fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, payable to Natixis Advisors as adviser; (ii) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment; (iii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment, each payable to Ostrum US as sub-adviser; and (iv) the greater of an asset based fee calculated by multiplying the Fund’s average daily net assets by a rate based on the combined average daily net assets of all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next

|  76

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

$250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund’s allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate, payable to Wilshire as sub-adviser.

Payments to Natixis Advisors are reduced by the amount of payments to the subadvisers.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2019, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended July 31, 2018, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements was 0.65%, including expenses of the underlying funds in which each Fund invests.

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2018, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Sustainable Future 2015 Fund	$21,974	$280	$21,694	0.99%	0.98%
Sustainable Future 2020 Fund	23,019	320	22,699	1.03%	1.01%
Sustainable Future 2025 Fund	18,127	267	17,860	1.06%	1.05%
Sustainable Future 2030 Fund	16,182	280	15,902	1.10%	1.08%
Sustainable Future 2035 Fund	16,969	331	16,638	1.13%	1.11%
Sustainable Future 2040 Fund	17,167	349	16,818	1.16%	1.13%
Sustainable Future 2045 Fund	14,519	269	14,250	1.18%	1.16%
Sustainable Future 2050 Fund	14,511	277	14,234	1.19%	1.17%
Sustainable Future 2055 Fund	14,473	272	14,201	1.19%	1.17%
Sustainable Future 2060 Fund	14,692	273	14,419	1.19%	1.17%

[1]	Management fee waivers are subject to possible recovery until January 31, 2019.

For the six months ended July 31, 2018, expenses have been reimbursed as follows:

Fund	Reimbursement[2]
Sustainable Future 2015 Fund	$85,928
Sustainable Future 2020 Fund	86,369
Sustainable Future 2025 Fund	80,436
Sustainable Future 2030 Fund	77,634
Sustainable Future 2035 Fund	77,985
Sustainable Future 2040 Fund	77,352
Sustainable Future 2045 Fund	75,214
Sustainable Future 2050 Fund	74,708
Sustainable Future 2055 Fund	74,966
Sustainable Future 2060 Fund	75,285

[2]	Contractual expense reimbursements are subject to possible recovery until January 31, 2019.

No expenses were recovered during the six months ended July 31, 2018 under the terms of the expense limitation agreement.

77  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Prior to July 1, 2018, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which was reevaluated on an annual basis.

For the six months ended July 31, 2018, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$971
Sustainable Future 2020 Fund	991
Sustainable Future 2025 Fund	753
Sustainable Future 2030 Fund	646
Sustainable Future 2035 Fund	662
Sustainable Future 2040 Fund	656
Sustainable Future 2045 Fund	541
Sustainable Future 2050 Fund	536
Sustainable Future 2055 Fund	535
Sustainable Future 2060 Fund	543

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $340,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $170,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $12,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

|  78

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

e.  Affiliated Ownership.  As of July 31, 2018, the percentage of each Fund’s net assets owned by Natixis and affiliates is as follows:

Percentage of Net Assets
Sustainable Future 2015 Fund	100.0%
Sustainable Future 2020 Fund	100.0%
Sustainable Future 2025 Fund	100.0%
Sustainable Future 2030 Fund	96.4%
Sustainable Future 2035 Fund	97.4%
Sustainable Future 2040 Fund	100.0%
Sustainable Future 2045 Fund	97.1%
Sustainable Future 2050 Fund	97.7%
Sustainable Future 2055 Fund	97.5%
Sustainable Future 2060 Fund	97.0%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended July 31, 2018, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$499,647	$13,444	$6,002	$(98)	$(7,612)	$499,379	$8,192
Loomis Sayles Limited Term Government and Agency Fund, Class N	547,188	6,291	5,131	(87)	(3,809)	544,452	6,120
Mirova Global Green Bond Fund, Class N	1,268,715	22,926	16,100	(244)	(2,301)	1,272,996	16,210

	$2,315,550	$42,661	$27,233	$(429)	$(13,722)	$2,316,827	$30,522

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$276,604	$7,824	$3,772	$(56)	$(4,209)	$276,391	$4,538
Loomis Sayles Limited Term Government and Agency Fund, Class N	508,960	6,348	5,431	(91)	(3,533)	506,253	5,691
Mirova Global Green Bond Fund, Class N	1,241,390	22,971	17,014	(259)	(2,235)	1,244,853	15,866

	$2,026,954	$37,143	$26,217	$(406)	$(9,977)	$2,027,497	$26,095

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

79  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$177,609	$6,228	$3,474	$(54)	$(2,687)	$177,622	$2,919
Loomis Sayles Limited Term Government and Agency Fund, Class N	320,923	5,982	4,575	(77)	(2,211)	320,042	3,591
Mirova Global Green Bond Fund, Class N	779,566	17,460	12,608	(192)	(1,379)	782,847	9,981

	$1,278,098	$29,670	$20,657	$(323)	$(6,277)	$1,280,511	$16,491

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$154,804	$9,186	$3,843	$(61)	$(2,349)	$157,737	$2,543
Loomis Sayles Limited Term Government and Agency Fund, Class N	185,965	9,268	3,519	(59)	(1,283)	190,372	2,095
Mirova Global Green Bond Fund, Class N	462,498	23,156	9,322	(141)	(802)	475,389	5,945

	$803,267	$41,610	$16,684	$(261)	$(4,434)	$823,498	$10,583

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$127,462	$5,360	$3,313	$(52)	$(1,920)	$127,537	$2,098
Loomis Sayles Limited Term Government and Agency Fund, Class N	127,580	3,950	2,604	(44)	(870)	128,012	1,436
Mirova Global Green Bond Fund, Class N	317,400	10,228	6,913	(105)	(544)	320,066	4,092

	$572,442	$19,538	$12,830	$(201)	$(3,334)	$575,615	$7,626

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

|  80

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$128,974	$5,444	$2,735	$(45)	$(1,958)	$129,680	$2,132
Loomis Sayles Limited Term Government and Agency Fund, Class N	64,759	1,685	1,045	(17)	(448)	64,934	732
Mirova Global Green Bond Fund, Class N	193,027	5,910	3,582	(55)	(339)	194,961	2,490

	$386,760	$13,039	$7,362	$(117)	$(2,745)	$389,575	$5,354

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,414	$2,771	$1,628	$(26)	$(820)	$54,711	$902
Loomis Sayles Limited Term Government and Agency Fund, Class N	54,464	2,036	1,292	(22)	(371)	54,815	621
Mirova Global Green Bond Fund, Class N	108,379	4,244	2,701	(41)	(184)	109,697	1,410

	$217,257	$9,051	$5,621	$(89)	$(1,375)	$219,223	$2,933

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,424	$6,525	$678	$(11)	$(882)	$60,378	$963
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,829	2,942	213	(5)	(206)	30,347	280
Mirova Global Green Bond Fund, Class N	82,949	8,831	789	(11)	(147)	90,833	1,096

	$166,202	$18,298	$1,680	$(27)	$(1,235)	$181,558	$2,339

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

81  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,314	$4,305	$2,160	$(34)	$(813)	$55,612	$902
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,190	1,822	917	(16)	(182)	27,897	310
Mirova Global Green Bond Fund, Class N	81,143	5,259	2,731	(41)	(135)	83,495	1,062

	$162,647	$11,386	$5,808	$(91)	$(1,130)	$167,004	$2,274

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,760	$2,981	$2,013	$(34)	$(817)	$54,877	$907
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,413	1,164	845	(14)	(184)	27,534	312
Mirova Global Green Bond Fund, Class N	81,809	3,434	2,527	(37)	(134)	82,545	1,066

	$163,982	$7,579	$5,385	$(85)	$(1,135)	$164,956	$2,285

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund and Mirova Global Green Bond Fund are available, without charge, on the Funds’ website at im.natixis.com.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Effective April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 12, 2018, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund was able borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate did not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest was charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended July 31, 2018, none of the Funds had borrowings under these agreements.

|  82

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

7.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	2	$23	400,000	$4,000,000
Issued in connection with the reinvestment of distributions	5,009	53,846	7,617	82,720
Redeemed	(1)	(12)	—	—

Net change	5,010	$53,857	407,617	$4,082,720

Increase (decrease) from capital share transactions	5,010	$53,857	407,617	$4,082,720

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2020 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	2	$23	400,000	$4,000,000
Issued in connection with the reinvestment of distributions	5,418	59,054	6,987	77,000
Redeemed	(1)	(12)	—	—

Net change	5,419	$59,065	406,987	$4,077,000

Increase (decrease) from capital share transactions	5,419	$59,065	406,987	$4,077,000

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2025 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	2	$23	300,000	$3,000,000
Issued in connection with the reinvestment of distributions	3,548	39,250	4,970	55,410
Redeemed	(1)	(12)	—	—

Net change	3,549	$39,261	304,970	$3,055,410

Increase (decrease) from capital share transactions	3,549	$39,261	304,970	$3,055,410

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2030 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	6,256	$71,332	253,127	$2,535,735
Issued in connection with the reinvestment of distributions	2,077	23,434	4,065	46,050
Redeemed	(6)	(74)	—	—

Net change	8,327	$94,692	257,192	$2,581,785

Increase (decrease) from capital share transactions	8,327	$94,692	257,192	$2,581,785

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

83  |

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

7.  Capital Shares (continued).

Sustainable Future 2035 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	1,828	$21,159	255,121	$2,559,157
Issued in connection with the reinvestment of distributions	1,866	21,371	3,926	45,112
Redeemed	(175)	(2,051)	—	—

Net change	3,519	$40,479	259,047	$2,604,269

Increase (decrease) from capital share transactions	3,519	$40,479	259,047	$2,604,269

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2040 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	1	$12	250,000	$2,500,000
Issued in connection with the reinvestment of distributions	2,193	25,370	3,698	42,975
Redeemed	(1)	(13)	—	—

Net change	2,193	$25,369	253,698	$2,542,975

Increase (decrease) from capital share transactions	2,193	$25,369	253,698	$2,542,975

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2045 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	386	$4,565	205,579	$2,065,500
Issued in connection with the reinvestment of distributions	1,458	17,016	3,036	35,490
Redeemed	(4)	(42)	—	—

Net change	1,840	$21,539	208,615	$2,100,990

Increase (decrease) from capital share transactions	1,840	$21,539	208,615	$2,100,990

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2050 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	4,761	$55,129	200,001	$2,000,000
Issued in connection with the reinvestment of distributions	1,649	19,304	2,974	34,920
Redeemed	(44)	(533)	—	—

Net change	6,366	$73,900	202,975	$2,034,920

Increase (decrease) from capital share transactions	6,366	$73,900	202,975	$2,034,920

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

|  84

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

7.  Capital Shares (continued).

Sustainable Future 2055 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	3,571	$43,030	202,063	$2,024,247
Issued in connection with the reinvestment of distributions	1,482	17,374	2,990	35,097
Redeemed	(6)	(67)	(347)	(4,091)

Net change	5,047	$60,337	204,706	$2,055,253

Increase (decrease) from capital share transactions	5,047	$60,337	204,706	$2,055,253

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

Sustainable Future 2060 Fund

	Six Months Ended July 31, 2018		Period Ended January 31, 2018(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	1,087	$12,919	205,877	$2,069,219
Issued in connection with the reinvestment of distributions	1,464	17,158	2,983	35,016
Redeemed	(5)	(55)	(849)	(9,947)

Net change	2,546	$30,022	208,011	$2,094,288

Increase (decrease) from capital share transactions	2,546	$30,022	208,011	$2,094,288

(a)	From commencement of operations on February 28, 2017 through January 31, 2018.

85  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable.

(a)

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3) Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	September 21, 2018